Nuveen Municipal Credit Income Fund
Portfolio of Investments July 31, 2022
(Unaudited)
NZF
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 163.0%  (100.0% of Total Investments)
X
3,791,143,801 MUNICIPAL BONDS - 158.7% (97.4% of Total Investments)
X 3,791,143,801
Alabama - 0.6% (0.4% of Total Investments)
$ 8,585 Alabama Private Colleges and University Facilities Authority, Limited
Obligation Bonds, University of Mobile Project, Series 2015A, 6.000%,
9/01/45, 144A
9/25 at 100.00 N/R $ 8,898,696
3,720 Alabama Special Care Facilities Financing Authority, Birmingham,
Hospital Revenue Bonds, Daughters of Charity National Health System
- Providence Hospital and St. Vincent's Hospital, Series 1995, 5.000%,
11/01/25, (ETM)
8/22 at 100.00 N/R (4) 3,972,142
340 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation Proejcet,
Series 2019, 5.750%, 10/01/49, (AMT)
10/29 at 100.00 B- 363,776
1,350 Jefferson County, Alabama, Sewer Revenue Warrants, Senior Lien Series
2013A, 5.250%, 10/01/48 - AGM Insured
10/23 at 102.00 BB+ 1,419,363
13,995 Total Alabama 14,653,977
Alaska - 0.3% (0.2% of Total Investments)
Alaska Industrial Development and Export Authority,
Power Revenue Bonds, Snettisham Hydroelectric Project,
Refunding Series 2015:
1,000 5.000%, 1/01/31, (AMT) 7/25 at 100.00 Baa2 1,037,200
2,950 5.000%, 1/01/33, (AMT) 7/25 at 100.00 Baa2 3,049,799
2,900 5.000%, 1/01/34, (AMT) 7/25 at 100.00 Baa2 3,003,298
6,850 Total Alaska 7,090,297
Arizona - 1.1% (0.7% of Total Investments)
2,820 Arizona Health Facilities Authority, Revenue Bonds, Scottsdale Lincoln
Hospitals Project, Refunding Series 2014A, 5.000%, 12/01/39
12/24 at 100.00 A2 2,935,817
2,131 Cahava Springs Revitalization District, Cave Creek, Arizona, Special
Assessment Bonds, Series 2017A, 7.000%, 7/01/41, 144A 2021 960240
(5)
7/27 at 100.00 N/R 1,640,888
3,185 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2015, 5.000%, 7/15/39, 144A
7/25 at 100.00 N/R 3,236,756
1,750 Maricopa County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, HonorHealth, Series 2019A, 5.000%, 9/01/42
9/28 at 100.00 A2 1,896,545
Phoenix Mesa Gateway Airport Authority, Arizona, Special
Facility Revenue Bonds, Mesa Project, Series 2012:
400 5.000%, 7/01/27, (AMT) 8/22 at 100.00 A1 400,928
950 5.000%, 7/01/32, (AMT) 8/22 at 100.00 A1 951,834
Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2016:
1,790 5.375%, 7/01/46 7/26 at 100.00 BB- 1,801,922
2,140 5.500%, 7/01/51 7/26 at 100.00 BB- 2,162,641
595 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, San Tan Montessori School Project, Series 2016,
6.500%, 2/01/48, 144A
2/24 at 100.00 N/R 606,085
2,060 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, San Tan Montessori School Project, Series 2017,
6.750%, 2/01/50, 144A
2/28 at 100.00 N/R 2,181,725

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NZF
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
$ 35 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, The Paideia Academies Project, 2019, 5.125%, 7/01/39
7/25 at 100.00 N/R $ 34,396
Salt Verde Financial Corporation, Arizona, Senior Gas
Revenue Bonds, Citigroup Energy Inc Prepay Contract
Obligations, Series 2007:
50 5.000%, 12/01/32 No Opt. Call BBB+ 55,419
7,235 5.000%, 12/01/37 No Opt. Call BBB+ 8,023,543
25,141 Total Arizona 25,928,499
Arkansas - 0.1% (0.0% of Total Investments)
2,000 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49,
(AMT), 144A
9/26 at 103.00 B- 1,953,960
California - 25.0% (15.4% of Total Investments)
2,000 ABC Unified School District, Los Angeles County, California, General
Obligation Bonds, Series 2000B, 0.000%, 8/01/23 - FGIC Insured
No Opt. Call AA- 1,963,160
4,225 Alameda Unified School District, Alameda County, California, General
Obligation Bonds, Series 2005B, 0.000%, 8/01/28 - AGM Insured
No Opt. Call AA 3,650,611
535 Antelope Valley Healthcare District, California, Revenue Bonds, Series
2016A, 5.000%, 3/01/41
3/26 at 100.00 Ba3 548,819
10,000 Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area
Toll Bridge, Subordinate Series 2019S-8, 3.000%, 4/01/54, (UB) (6)
10/29 at 100.00 A1 8,251,100
1,900 Blythe Redevelopment Agency Successor Agency, California, Tax
Allocation Bonds, Redevelopment Project 1, Refunding Series 2015,
5.000%, 5/01/38
11/25 at 100.00 N/R 1,988,331
Calexico Unified School District, Imperial County,
California, General Obligation Bonds, Series 2005B:
4,070 0.000%, 8/01/32 - FGIC Insured No Opt. Call A 2,945,378
6,410 0.000%, 8/01/34 - FGIC Insured No Opt. Call A 4,252,137
1,510 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A, 5.000%,
2/01/50, 144A
2/30 at 100.00 N/R 1,462,163
1,515 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Verdant at Green Valley Apartments, Series 2019A,
5.000%, 8/01/49, 144A
8/29 at 100.00 N/R 1,467,020
1,295 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Golden Gate Tobacco Funding Corporation,
Turbo, Series 2007A, 5.000%, 6/01/36
8/22 at 100.00 N/R 1,297,875
60 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020A, 4.000%, 6/01/49
6/30 at 100.00 BBB+ 56,873
3,500 California Health Facilities Financing Authority, Revenue Bonds,
CommonSpirit Health,  Series 2020A, 4.000%, 4/01/45
4/30 at 100.00 BBB+ 3,462,795
California Health Facilities Financing Authority, Revenue
Bonds, Saint Joseph Health System, Series 2013A:
3,840 5.000%, 7/01/33, (Pre-refunded 7/01/23) 7/23 at 100.00 AA- (4) 3,960,346
710 5.000%, 7/01/37, (Pre-refunded 7/01/23) 7/23 at 100.00 AA- (4) 732,251
825 California Municipal Finance Authority, Charter School Lease Revenue
Bonds, Santa Rosa Academy Project, Series 2015, 5.375%, 7/01/45,
144A
7/25 at 100.00 BB+ 843,794
34,780 California Municipal Finance Authority, Revenue Bonds, Community
Health System, Series 2021A, 4.000%, 2/01/51 - AGM Insured
2/32 at 100.00 N/R 35,177,535

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 4,000 California Municipal Finance Authority, Revenue Bonds, HumanGood
California Obligated Group, Series 2021., 3.000%, 10/01/49, (UB) (6)
10/28 at 103.00 A- $ 3,144,680
1,795 California Pollution Control Financing Authority, Water Furnishing Revenue
Bonds, San Diego County Water Authoriity Desalination Project Pipeline,
Refunding Series 2019, 5.000%, 11/21/45, 144A
1/29 at 100.00 Baa3 1,874,931
2,000 California School Finance Authority, Charter School Revenue Bonds,
Downtown College Prep - Obligated Group, Series 2016, 5.000%,
6/01/51, 144A
6/26 at 100.00 N/R 2,003,300
2,000 California State Public Works Board, Lease Revenue Bonds, Judicial
Council of California, Various Projects Series 2013A, 5.000%, 3/01/38
3/23 at 100.00 A+ 2,029,340
California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A:
2,500 5.250%, 12/01/44 12/24 at 100.00 BB- 2,554,825
11,712 5.500%, 12/01/54 12/24 at 100.00 BB- 11,973,295
California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A:
2,250 5.000%, 12/01/41, 144A 6/26 at 100.00 BB- 2,271,353
17,155 5.000%, 12/01/46, 144A 6/26 at 100.00 BB- 17,224,306
18,285 5.250%, 12/01/56, 144A 6/26 at 100.00 BB- 18,486,866
27,545 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2018A,
5.500%, 12/01/58, 144A
6/28 at 100.00 BB- 28,262,547
2,760 California Statewide Community Development Authority, Certificates of
Participation, Methodist Hospital of Southern California, Series 2018,
4.250%, 1/01/43
1/28 at 100.00 BBB+ 2,676,234
34 California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005A, 5.500%, 7/01/39
(5),(7)
9/22 at 100.00 N/R 34,890
24 California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005H, 5.750%, 7/01/25
(5),(7)
9/22 at 100.00 N/R 23,550
9,955 Capistrano Unified School District, Orange County, California, Special Tax
Bonds, Community Facilities District 98-2, Series 2005, 0.000%, 9/01/31
- FGIC Insured
No Opt. Call Baa2 7,288,354
Clovis Unified School District, Fresno County, California,
General Obligation Bonds, Election 2012 Series 2013B:
1,865 5.000%, 8/01/38, (Pre-refunded 8/01/23) 8/23 at 100.00 N/R (4) 1,929,492
1,135 5.000%, 8/01/38, (Pre-refunded 8/01/23) 8/23 at 100.00 AA (4) 1,174,827
4,000 Coast Community College District, Orange County, California, General
Obligation Bonds, Series 2005, 0.000%, 8/01/22 - NPFG Insured
No Opt. Call AA+ 4,000,000
3,795 Colton Joint Unified School District, San Bernardino County, California,
General Obligation Bonds, Series 2006C, 0.000%, 2/01/37 - FGIC
Insured
No Opt. Call A+ 2,249,866
6,050 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Altana Glendale, Series 2021A-1, 3.500%, 10/01/46,
144A
10/31 at 100.00 N/R 4,931,960
6,215 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Altana Glendale, Series 2021A-2, 4.000%, 10/01/56,
144A
10/31 at 100.00 N/R 5,211,588

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NZF
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Monterrey Station
Apartments, Senior Lien Series 2021A-1:
$ 2,330 3.000%, 7/01/43, 144A 7/32 at 100.00 N/R $ 1,851,371
10,145 3.125%, 7/01/56, 144A 7/32 at 100.00 N/R 7,326,516
6,005 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien
Series 2021A-1, 3.000%, 6/01/47, 144A
6/31 at 100.00 N/R 4,789,108
21,855 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien
Series 2021A-2, 3.125%, 6/01/57, 144A
6/31 at 100.00 N/R 16,162,210
15,120 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Senior Lien Series 2021A-1,
3.000%, 12/01/49
6/32 at 100.00 N/R 11,018,700
1,320 Davis, California, Special Tax Bonds, Community Facilities District 2015-1
Series 2015, 5.000%, 9/01/40
9/25 at 100.00 N/R 1,370,992
5,000 Escondido Union School District, San Diego County, California, General
Obligation Bonds, Election 2014 Series 2018B, 4.000%, 8/01/47
8/27 at 100.00 Aa2 5,053,450
2,510 Folsom Cordova Unified School District, Sacramento County, California,
General Obligation Bonds, School Facilities Improvement District 1,
Series 2004B, 0.000%, 10/01/28 - NPFG Insured
No Opt. Call AA- 2,125,418
3,360 Folsom Cordova Unified School District, Sacramento County, California,
General Obligation Bonds, School Facilities Improvement District 2,
Series 2002A, 0.000%, 7/01/27 - NPFG Insured
No Opt. Call AA- 2,957,438
3,725 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Senior Lien Series 2015A, 0.000%, 1/15/34 -
AGM Insured
No Opt. Call BBB 2,494,968
5,000 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Senior Lien Series 2021A, 4.000%, 1/15/46,
(UB) (6)
1/31 at 100.00 Baa2 4,999,200
Foothill/Eastern Transportation Corridor Agency, California,
Toll Road Revenue Bonds, Refunding Series 2013A:
3,000 0.000%, 1/15/26 (8) No Opt. Call Baa2 3,038,580
1,560 5.750%, 1/15/46, (Pre-refunded 1/15/24) 1/24 at 100.00 Baa2 (4) 1,653,600
3,560 6.000%, 1/15/49, (Pre-refunded 1/15/24) 1/24 at 100.00 Baa2 (4) 3,784,743
4,505 Foothill-De Anza Community College District, Santa Clara County,
California, Election of 1999 General Obligation Bonds, Series A, 0.000%,
8/01/30 - NPFG Insured
No Opt. Call AAA 3,618,686
5,855 Fremont Union High School District, Santa Clara County, California,
General Obligation Bonds, Refunding Series 2017A, 4.000%, 8/01/46
8/27 at 100.00 AAA 5,960,975
2,315 Gateway Unified School District, California, General Obligation Bonds,
Series 2004B, 0.000%, 8/01/32 - FGIC Insured
No Opt. Call A+ 1,658,929
Golden State Tobacco Securitization Corporation,
California, Enhanced Tobacco Settlement Asset-Backed
Revenue Bonds, Refunding Series 2015A:
8,495 5.000%, 6/01/45, (Pre-refunded 6/01/25) 6/25 at 100.00 A+ (4) 9,277,644
3,170 Golden State Tobacco Securitization Corporation, California, Enhanced
Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A,
0.000%, 6/01/26 - AGM Insured, (ETM)
No Opt. Call Aa3 (4) 2,948,639
Golden State Tobacco Securitization Corporation,
California, Tobacco Settlement Asset-Backed Bonds,
Tender Option Bond Trust 2015-XF1038:
2,445 14.939%, 6/01/40, (Pre-refunded 6/01/25), 144A, (IF) (6) 6/25 at 100.00 N/R (4) 3,344,980
1,250 14.951%, 6/01/40, 144A, (IF) (6) 6/25 at 100.00 A+ 1,710,513

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 15,000 Grossmont Healthcare District, California, General Obligation Bonds,
Refunding Series 2015D, 4.000%, 7/15/40
7/25 at 100.00 N/R $ 15,165,900
3,190 Hillsborough City School District, San Mateo County, California, General
Obligation Bonds, Series 2006B, 0.000%, 9/01/27
No Opt. Call AAA 2,848,447
5,000 Huntington Beach Union High School District, Orange County, California,
General Obligation Bonds, Series 2005, 0.000%, 8/01/31 - NPFG
Insured
No Opt. Call Aa2 3,798,500
2,500 Huntington Beach Union High School District, Orange County, California,
General Obligation Bonds, Series 2007, 0.000%, 8/01/32 - FGIC Insured
No Opt. Call AA- 1,825,300
225 Long Beach Bond Finance Authority, California, Natural Gas Purchase
Revenue Bonds, Series 2007B, 2.396%, 11/15/27 (3-Month
LIBOR*0.67% reference rate + 1.450% spread) (9)
No Opt. Call A- 213,743
2,155 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Refunding Subordinate Lien Series
2021A. Private Activity, 5.000%, 5/15/41, (AMT)
5/31 at 100.00 N/R 2,381,404
12,000 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2016B, 5.000%,
5/15/46, (AMT)
5/26 at 100.00 A+ 12,592,920
5,000 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2021D, 4.000%,
5/15/46, (AMT)
11/31 at 100.00 N/R 4,968,650
9,000 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2022A, 4.000%,
5/15/49, (AMT)
5/32 at 100.00 N/R 8,942,400
2,000 Martinez Unified School District, Contra Costa County, California, General
Obligation Bonds, Series 2011, 5.875%, 8/01/31, (Pre-refunded 8/01/24)
8/24 at 100.00 AA (4) 2,168,200
1,000 Mendocino-Lake Community College District, Mendocino and Lake
Counties, California, General Obligation Bonds, Election 2006, Series
2011B, 5.600%, 8/01/31, (Pre-refunded 8/01/26) - AGM Insured
8/26 at 100.00 A1 (4) 1,146,800
10,000 Milpitas Municipal Financing Authority, California, Wastewater Revenue
Bonds, Series 2019, 4.000%, 11/01/49
11/29 at 100.00 AA+ 10,240,500
2,335 Morongo Band of Mission Indians, California, Enterprise Revenue Bonds,
Series 2018A, 5.000%, 10/01/42, 144A
10/28 at 100.00 BBB- 2,512,810
Mount San Antonio Community College District, Los
Angeles County, California, General Obligation Bonds,
Election of 2008, Series 2013A:
1,030 0.000%, 8/01/28 (8) 2/28 at 100.00 AA 1,143,022
2,320 0.000%, 8/01/43 (8) 8/35 at 100.00 AA 2,185,927
5,420 M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay
Contracts, Series 2009B, 6.500%, 11/01/39
No Opt. Call BBB+ 6,864,267
M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009C:
2,700 7.000%, 11/01/34 No Opt. Call BBB+ 3,429,837
2,200 6.500%, 11/01/39 No Opt. Call BBB+ 2,786,234
North Orange County Community College District,
California, General Obligation Bonds, Election of 2002
Series 2003B:
7,735 0.000%, 8/01/25 - FGIC Insured No Opt. Call AA+ 7,234,004
4,180 0.000%, 8/01/26 - FGIC Insured No Opt. Call AA+ 3,805,932
10,885 Norwalk La Mirada Unified School District, Los Angeles County, California,
General Obligation Bonds, Election 2002 Series 2005B, 0.000%,
8/01/25 - FGIC Insured
No Opt. Call A+ 10,161,909

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NZF
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 6,000 Palomar Pomerado Health, California, General Obligation Bonds, Capital
Appreciation, Election of 2004, Series 2007A, 0.000%, 8/01/24 - NPFG
Insured
No Opt. Call BBB- $ 5,777,520
12,210 Palomar Pomerado Health, California, General Obligation Bonds,
Convertible Capital Appreciation, Election 2004 Series 2010A, 6.750%,
8/01/40
8/30 at 100.00 BBB- 14,635,517
5,000 Palomar Pomerado Health, California, General Obligation Bonds, Series
2009A, 7.000%, 8/01/38 - AGC Insured
8/29 at 100.00 BBB- 6,001,550
1,750 Paramount Unified School District, Los Angeles County, California, General
Obligation Bonds, Series 2001B, 0.000%, 9/01/23 - AGM Insured
No Opt. Call Aa3 1,713,057
9,315 Perris, California, GNMA Mortgage-Backed Securities Program Single
Family Mortgage Revenue Bonds, Series 1989A, 7.600%, 1/01/23,
(AMT), (ETM)
No Opt. Call AA+ (4) 9,534,461
3,200 Redlands Unified School District, San Bernardino County, California,
General Obligation Bonds, Series 2003, 0.000%, 7/01/27 - AGM Insured
No Opt. Call A2 2,811,168
205 Riverside County Transportation Commission, California, Toll Revenue
Senior Lien Bonds, Series 2013A, 5.750%, 6/01/44, (Pre-refunded
6/01/23)
6/23 at 100.00 BBB+ (4) 212,300
2,755 Sacramento City Unified School District, Sacramento County, California,
General Obligation Bonds, Series 2007, 0.000%, 7/01/25 - AGM Insured
No Opt. Call BBB+ 2,587,028
165 San Clemente, California, Special Tax Revenue Bonds, Community
Facilities District 2006-1 Marblehead Coastal, Series 2015, 5.000%,
9/01/40
9/25 at 100.00 N/R 171,423
15,500 San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Subordinate Series 2021B, 5.000%, 7/01/56, (AMT)
7/31 at 100.00 N/R 16,498,820
6,000 San Francisco Airport Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2022A, 5.000%, 5/01/52,
(AMT)
5/32 at 100.00 N/R 6,531,480
9,000 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2017A, 5.000%, 5/01/47,
(AMT)
5/27 at 100.00 A 9,399,330
San Francisco Airports Commission, California, Revenue
Bonds, San Francisco International Airport, Second Series
2019A:
9,975 5.000%, 5/01/44, (AMT) 5/29 at 100.00 A 10,805,219
28,325 5.000%, 5/01/49, (AMT) 5/29 at 100.00 A 30,523,587
21,185 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2019E, 5.000%, 5/01/45,
(AMT)
5/29 at 100.00 A 22,917,509
5,000 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Refunding Senior Lien Toll Road Revenue Bonds, Series
2021A, 4.000%, 1/15/50
1/32 at 100.00 N/R 4,948,050
2,700 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Junior Lien Series
2014B, 5.250%, 1/15/44
1/25 at 100.00 BBB- 2,800,494
San Joaquin Hills Transportation Corridor Agency, Orange
County, California, Toll Road Revenue Bonds, Refunding
Senior Lien Series 2014A:
6,630 5.000%, 1/15/44, (Pre-refunded 1/15/25) 1/25 at 100.00 BBB (4) 7,157,947
3,160 5.000%, 1/15/50, (Pre-refunded 1/15/25) 1/25 at 100.00 BBB (4) 3,411,631
7,205 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Series 1997A, 0.000%,
1/15/23 - NPFG Insured
No Opt. Call Baa2 7,110,687

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 9,750 San Luis Obispo County Communtiy College District, California, General
Obligation Bonds, Election of 2014 Series 2018B, 4.000%, 8/01/43
8/28 at 100.00 AA- $ 9,920,138
5,760 San Ysidro School District, San Diego County, California, General
Obligation Bonds, Refunding Series 2015, 0.000%, 8/01/45
8/25 at 34.92 A3 1,817,280
5,520 Silicon Valley Clean Water, Mateo County, California, Wastewater Revenue
Bonds, Series 2018, 4.000%, 8/01/42
2/28 at 100.00 AA 5,623,666
Silicon Valley Tobacco Securitization Authority, California,
Tobacco Settlement Asset-Backed Bonds, Santa Clara
County Tobacco Securitization Corporation, Series 2007A:
7,500 0.000%, 6/01/36 8/22 at 46.62 N/R 3,482,400
37,555 0.000%, 6/01/47 8/22 at 24.87 N/R 9,302,373
1,820 Southwestern Community College District, San Diego County, California,
General Obligation Bonds, Election of 2016, Series 2017A, 4.000%,
8/01/42
8/27 at 100.00 AA- 1,857,183
1,800 Walnut Valley Unified School District, Los Angeles County, California,
General Obligation Bonds, Election 2000 Series 2003D, 0.000%,
8/01/27 - FGIC Insured
No Opt. Call AA- 1,591,506
4,005 Wiseburn School District, Los Angeles County, California, General
Obligation Bonds, Series 2011B, 0.000%, 8/01/36 - AGM Insured (8)
8/31 at 100.00 AA 4,191,473
649,640 Total California 598,304,555
Colorado - 6.2% (3.8% of Total Investments)
1,500 Anthem West Metropolitan District, Colorado, General Obligation Bonds,
Refunding Series 2015, 5.000%, 12/01/35 - BAM Insured
12/25 at 100.00 A1 1,628,715
1,206 Base Village Metropolitan District 2, Colorado, General Obligation Bonds,
Refunding Series 2016A, 5.500%, 12/01/36
8/22 at 103.00 N/R 1,228,034
Canyons Metropolitan District 5, Douglas County,
Colorado, Limited Tax General Obligation and Special
Revenue Bonds, Refunding & Improvement Series 2017A:
775 6.000%, 12/01/37 12/22 at 103.00 N/R 780,720
2,320 6.125%, 12/01/47 12/22 at 103.00 N/R 2,340,207
685 Canyons Metropolitan District 6, Douglas County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Refunding &
Improvement Series 2017A, 6.125%, 12/01/47
12/22 at 103.00 N/R 690,966
Centerra Metropolitan District 1, Loveland, Colorado,
Special Revenue Bonds, Refunding & Improvement Series
2017:
770 5.000%, 12/01/37, 144A 12/22 at 103.00 N/R 776,676
2,210 5.000%, 12/01/47, 144A 12/22 at 103.00 N/R 2,212,652
625 Central Platte Valley Metropolitan District, Colorado, General Obligation
Bonds, Refunding Series 2013A, 6.000%, 12/01/38, (Pre-refunded
12/01/23)
12/23 at 100.00 BBB- (4) 659,631
938 Cherry Creek Corporate Center Metropolitan District, Arapahoe County,
Colorado, Revenue Bonds, Refunding Senior Lien Series 2015A, 5.000%,
6/01/37
12/25 at 100.00 N/R 942,212
Colorado Bridge Enterprise, Revenue Bonds, Central 70
Project, Senior Series 2017:
750 4.000%, 12/31/30, (AMT) 12/27 at 100.00 A- 792,915
250 4.000%, 6/30/31, (AMT) 12/27 at 100.00 A- 263,790
9,335 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic
Health Initiatives, Series 2013A, 5.250%, 1/01/45, (Pre-refunded
1/01/23)
1/23 at 100.00 BBB+ (4) 9,470,824
2,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Children's
Hospital Colorado Project, Series 2013A, 5.000%, 12/01/36
12/23 at 100.00 A+ 2,048,120

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NZF
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 2,820 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/38
8/29 at 100.00 BBB+ $ 2,838,527
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, CommonSpirit Health, Series 2019A-2:
7,105 5.000%, 8/01/37 8/29 at 100.00 BBB+ 7,670,274
2,230 5.000%, 8/01/38 8/29 at 100.00 BBB+ 2,401,308
9,500 5.000%, 8/01/39 8/29 at 100.00 BBB+ 10,209,080
15,000 4.000%, 8/01/49 8/29 at 100.00 BBB+ 14,567,700
820 4.000%, 8/01/49, (UB) 8/29 at 100.00 BBB+ 796,368
2,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Craig
Hospital Project, Series 2012, 4.000%, 12/01/42
12/22 at 100.00 A+ 2,000,340
585 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Evangelical Lutheran Good Samaritan Society Project, Series 2013,
5.625%, 6/01/43, (Pre-refunded 6/01/23)
6/23 at 100.00 N/R (4) 604,439
3,655 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Evangelical Lutheran Good Samaritan Society Project, Series 2013A,
5.000%, 6/01/45, (Pre-refunded 6/01/25)
6/25 at 100.00 N/R (4) 3,969,513
2,105 Colorado International Center Metropolitan District 14, Denver, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement
Series 2018, 5.875%, 12/01/46
12/23 at 103.00 N/R 2,143,122
2,250 Colorado Springs, Colorado, Utilities System Revenue Bonds,
Improvement Series 2013B-1, 5.000%, 11/15/38
11/23 at 100.00 Aa2 2,334,915
2,200 Denver City and County, Colorado, Airport System Revenue Bonds, Series
2012B, 5.000%, 11/15/32, (Pre-refunded 11/15/22)
11/22 at 100.00 A+ (4) 2,222,418
12,000 Denver City and County, Colorado, Airport System Revenue Bonds, Series
2022A, 5.000%, 11/15/47, (AMT)
11/32 at 100.00 N/R 13,179,600
3,870 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2013B, 5.000%, 11/15/43
11/23 at 100.00 A 3,970,775
385 Denver Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, 9th and Colorado Urban Redevelopement Area, Series 2018A,
5.250%, 12/01/39, 144A
12/23 at 103.00 N/R 397,016
1,280 Denver Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, 9th and Colorado Urban Redevelopment Area, Series 2018A,
5.250%, 12/01/39, 144A
12/23 at 103.00 N/R 1,324,429
10,000 E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Capital
Appreciation Series 2010A, 0.000%, 9/01/41
No Opt. Call A 4,453,800
8,845 E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series
1997B, 0.000%, 9/01/26 - NPFG Insured
No Opt. Call A 7,927,066
E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B:
7,550 0.000%, 9/01/29 - NPFG Insured No Opt. Call A 6,051,853
11,100 0.000%, 9/01/31 - NPFG Insured No Opt. Call A 8,163,051
10,000 0.000%, 9/01/32 - NPFG Insured No Opt. Call A 7,029,400
4,000 E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Refunding
Series 2006B, 0.000%, 9/01/39 - NPFG Insured
9/26 at 52.09 A 1,767,560
Eaton Area Park and Recreation District, Colorado, General
Obligation Limited Tax Bonds, Series 2015:
475 5.500%, 12/01/30, (Pre-refunded 12/01/22) 12/22 at 100.00 N/R (4) 481,346
180 5.250%, 12/01/34, (Pre-refunded 12/01/22) 12/22 at 100.00 N/R (4) 182,257
Foothills Metropolitan District, Fort Collins, Colorado,
Special Revenue Bonds, Series 2014:
1,125 5.750%, 12/01/30 12/24 at 100.00 N/R 1,129,747
1,000 6.000%, 12/01/38 12/24 at 100.00 N/R 977,530

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 825 North Range Metropolitan District 2, Adams County, Colorado ,
Limited Tax General Obligation Bonds, Refunding Special Revenue &
Improvement Series 2017A, 5.750%, 12/01/47
12/22 at 103.00 N/R $ 840,873
4,310 Painted Prairie Public Improvement Authority, Aurora, Colorado, Special
Revenue Bonds, Series 2019, 5.000%, 12/01/39
12/24 at 103.00 N/R 4,369,090
1,870 Park Creek Metropolitan District, Colorado, Senior Limited Property Tax
Supported Revenue Bonds, Refunding Series 2015A, 5.000%, 12/01/45
12/25 at 100.00 A 2,001,274
500 Parker Automotive Metropolitan District (In the Town of Parker, Colorado),
General Obligation Bonds, Refunding Series 2016, 5.000%, 12/01/45
12/26 at 100.00 N/R 501,700
Public Authority for Colorado Energy, Natural Gas Purchase
Revenue Bonds,  Colorado Springs Utilities, Series 2008:
475 6.250%, 11/15/28 No Opt. Call A- 537,182
4,030 6.500%, 11/15/38 No Opt. Call A- 5,164,002
972 Reserve Metropolitan District 2, Mount Crested Butte, Colorado, Limited
Tax General Obligation Bonds, Refunding Series 2016A, 5.000%,
12/01/45
12/26 at 100.00 N/R 966,625
55 Water Valley Metropolitan District 1, Colorado, General Obligation Bonds,
Refunding Series 2016, 5.250%, 12/01/40
12/26 at 100.00 N/R 55,867
105 Water Valley Metropolitan District 2, Windsor, Colorado, General
Obligation Bonds, Refunding Series 2016, 5.250%, 12/01/40
12/26 at 100.00 N/R 106,776
158,586 Total Colorado 147,172,285
Connecticut - 0.6% (0.4% of Total Investments)
9,775 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Fairfield University, Series 2020T, 4.000%, 7/01/55
7/30 at 100.00 A- 9,689,567
5,000 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Trinity Health Credit Group, Series 2016CT, 5.000%, 12/01/45
6/26 at 100.00 AA- 5,299,200
14,775 Total Connecticut 14,988,767
District of Columbia - 0.7% (0.4% of Total Investments)
10,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road
Revenue Bonds, Dulles Metrorail & Capital improvement Projects,
Second Senior Lien Series 2009B, 0.000%, 10/01/37 - AGC Insured
No Opt. Call Baa1 5,325,200
10,805 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2017, 5.000%, 10/01/42, (AMT)
10/27 at 100.00 A+ 11,579,719
20,805 Total District of Columbia 16,904,919
Florida - 10.1% (6.2% of Total Investments)
Bay County, Florida, Educational Facilities Revenue
Refunding Bonds, Bay Haven Charter Academy, Inc. Project,
Series 2013A:
1,005 5.000%, 9/01/43 9/23 at 100.00 BBB 1,016,357
865 5.000%, 9/01/45 9/23 at 100.00 BBB 874,281
625 Belmont Community Development District, Florida, Capital Improvement
Revenue Bonds, Series 2016A, 5.375%, 11/01/36
11/27 at 100.00 N/R 642,119
665 Bexley Community Development District, Pasco County, Florida, Special
Assessment Revenue Bonds, Series 2016, 4.700%, 5/01/36
5/26 at 100.00 N/R 672,388
1,000 Bonterra Community Development District, Hialeah, Florida, Special
Assessment Bonds, Assessment Area 2 Project, Series 2016, 4.500%,
5/01/34
5/27 at 100.00 N/R 1,006,730

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NZF
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Brevard County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Health First Obligated Group, Series
2022A:
$ 7,620 5.000%, 4/01/42 4/32 at 100.00 N/R $ 8,431,073
7,935 5.000%, 4/01/47 4/32 at 100.00 N/R 8,689,460
1,480 Brwoard County, Florida, Fuel System Revenue Bonds, Fort Lauderdale
Fuel Facilities LLC Project, Series 2013A, 5.000%, 4/01/33, (Pre-refunded
4/01/23) - AGM Insured, (AMT)
4/23 at 100.00 AA (4) 1,513,063
4,390 Capital Trust Agency, Florida, Multifamily Housing Revenue Bonds, The
Gardens Apartments Project, Series 2015A, 5.000%, 7/01/50
7/25 at 100.00 CCC+ 3,544,618
325 Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter School
Project, Series 2019A, 5.000%, 6/15/39, 144A
6/26 at 100.00 N/R 327,135
150 Charlotte County Industrial Development Authority, Florida, Utility System
Revenue Bonds, Town & Country Utilities Project, Series 2019, 5.000%,
10/01/49, (AMT), 144A
10/27 at 100.00 N/R 149,568
2,000 Collier County Educational Facilities Authority, Florida, Revenue Bonds,
Ave Maria University, Refunding Series 2013A, 5.625%, 6/01/33
6/23 at 100.00 BBB- 2,040,280
Creekside at Twin Creeks Community Development
District, Florida, Special Assessment Bonds, Area 1 Project,
Series 2016A-1:
120 5.250%, 11/01/37 11/28 at 100.00 N/R 123,150
155 5.600%, 11/01/46 11/28 at 100.00 N/R 159,517
Downtown Doral Community Development District,
Florida, Special Assessment Bonds, Series 2015:
555 5.250%, 5/01/35 5/26 at 100.00 N/R 564,568
615 5.300%, 5/01/36 5/26 at 100.00 N/R 626,224
955 5.500%, 5/01/45 5/26 at 100.00 N/R 971,254
1,305 5.500%, 5/01/46 5/26 at 100.00 N/R 1,326,754
Escambia County Health Facilities Authority, Florida,
Health Care Facilities Revenue Bonds, Baptist Health Care
Corporation Obligated, Series 2020A:
5,675 4.000%, 8/15/45, (UB) (6) 2/30 at 100.00 Baa2 5,426,038
19,020 4.000%, 8/15/50 2/30 at 100.00 Baa2 18,056,637
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Downtown Doral Charter Upper
School Project, Series 2017C:
1,115 5.650%, 7/01/37, 144A 7/27 at 101.00 N/R 1,160,325
3,385 5.750%, 7/01/47, 144A 7/27 at 101.00 N/R 3,482,014
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Florida Charter Foundation Inc.
Projects, Series 2016A:
1,420 4.750%, 7/15/36, 144A 7/26 at 100.00 N/R 1,424,019
1,465 5.000%, 7/15/46, 144A 7/26 at 100.00 N/R 1,470,420
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Pepin Academies Inc., Series
2016A:
1,000 5.000%, 7/01/36 7/26 at 100.00 N/R 935,150
6,785 5.125%, 7/01/46 7/26 at 100.00 N/R 5,996,651
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School
Income Projects, Series 2015A:
900 6.000%, 6/15/35, 144A 6/25 at 100.00 N/R 942,561
560 6.125%, 6/15/46, 144A 6/25 at 100.00 N/R 584,354
120 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Renaissance Charter School, Inc. Projects, Series 2020C, 5.000%,
9/15/40, 144A
9/27 at 100.00 N/R 121,016

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, The Florida Charter Educational
Foundation Inc. Projects, Series 2016A:
$ 1,015 6.250%, 6/15/36, 144A 6/26 at 100.00 N/R $ 1,091,531
2,475 6.375%, 6/15/46, 144A 6/26 at 100.00 N/R 2,640,652
14,500 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Brightline Passenger Rail Project, Green Series
2019B, 7.375%, 1/01/49, (AMT), 144A
1/24 at 107.00 N/R 14,519,140
Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Virgin Trains USA
Passenger Rail Project, Series 2019A:
19,155 6.250%, 1/01/49, (AMT), (Mandatory Put 1/01/24), 144A 8/22 at 102.00 N/R 19,013,636
10,000 6.375%, 1/01/49, (AMT), (Mandatory Put 1/01/26), 144A 8/22 at 103.00 N/R 9,803,400
14,210 6.500%, 1/01/49, (AMT), (Mandatory Put 1/01/29), 144A 8/22 at 103.00 N/R 13,719,045
13,630 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2021A-1, 6.750%, 12/01/56,
(AMT), (Mandatory Put 8/15/23), 144A
8/22 at 102.50 N/R 13,544,131
320 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, South Parcel Assessment
Area Project, Series 2016, 4.750%, 5/01/36
5/26 at 100.00 N/R 324,102
Greater Orlando Aviation Authority, Florida, Airport
Facilities Revenue Bonds, Series 2019A:
5,000 4.000%, 10/01/39, (AMT) 10/29 at 100.00 N/R 5,022,650
4,230 4.000%, 10/01/49, (AMT) 10/29 at 100.00 A+ 4,202,716
5,000 Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities
Revenue Bonds, Priority Subordinated Series 2017A, 5.000%, 10/01/47,
(AMT)
10/27 at 100.00 A 5,326,000
14,375 Halifax Hospital Medical Center, Daytona Beach, Florida, Hospital Revenue
Bonds, Refunding & Improvement Series 2016, 5.000%, 6/01/36
6/26 at 100.00 A- 15,181,294
6,845 Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Alternative Minimum Tax Refunding Subordinate
Lien Series 2022A, 4.000%, 10/01/52, (AMT)
10/31 at 100.00 N/R 6,799,412
1,750 Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Subordinate Lien Series 2015B, 5.000%, 10/01/40,
(Pre-refunded 10/01/24), (AMT)
10/24 at 100.00 A (4) 1,847,090
4,695 Hillsborough County Aviation Authority, Florida, Tampa International
Airport Customer Facility Charge Revenue Bonds, Series 2015A,
5.000%, 10/01/44
10/24 at 100.00 BBB+ 4,846,367
1,000 Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding Series
2021A-1, 4.000%, 10/01/45 - AGM Insured, (AMT), (UB) (6)
10/31 at 100.00 A3 1,005,770
1,000 Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding
Subordinate Series 2021B-1, 4.000%, 10/01/46, (AMT), (UB) (6)
10/31 at 100.00 Aa3 983,740
2,490 Miami-Dade County, Florida, Special Obligation Bonds, Refunding
Subordinate Series 2012B, 5.000%, 10/01/37, (Pre-refunded 10/01/22)
10/22 at 100.00 A2 (4) 2,504,840
7,045 Miami-Dade County, Florida, Water and Sewer System Revenue Bonds,
Series 2013A, 5.000%, 10/01/42, (Pre-refunded 10/01/22)
10/22 at 100.00 A+ (4) 7,086,988
2,140 Northern Palm Beach County Improvement District, Florida, Water Control
and Improvement Bonds, Development Unit 53, Series 2015, 5.350%,
8/01/35
8/26 at 100.00 N/R 2,220,079
6,495 Orange County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Orlando Health Obligated Group, Inc., Series 2022, 4.000%,
10/01/52
4/32 at 100.00 N/R 6,362,892

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NZF
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 2,335 Orlando, Florida, Capital Improvement Special Revenue Bonds, Series
2014B, 5.000%, 10/01/46
10/24 at 100.00 Aa2 $ 2,469,122
Osceola County, Florida, Transportation Revenue Bonds,
Osceola Parkway, Refunding & Improvement Capital
Appreciation Series 2019A-2:
1,000 0.000%, 10/01/44 10/29 at 59.08 BBB- 351,200
4,200 0.000%, 10/01/47 10/29 at 52.89 BBB- 1,256,556
1,250 0.000%, 10/01/48 10/29 at 50.96 BBB- 355,300
1,000 0.000%, 10/01/49 10/29 at 49.08 BBB- 270,000
2,000 0.000%, 10/01/50 10/29 at 47.17 BBB- 512,620
7,475 0.010%, 10/01/52 10/29 at 43.62 BBB- 1,726,725
2,300 0.000%, 10/01/54 10/29 at 40.38 BBB- 482,126
500 Palm Beach County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Jupiter Medical Center, Series 2022, 5.000%, 11/01/52
11/32 at 100.00 N/R 519,555
Palm Beach County Health Facilities Authority, Florida,
Revenue Bonds, Jupiter Medical Center, Series 2013A:
1,000 5.000%, 11/01/33 11/22 at 100.00 Baa2 1,003,520
2,000 5.000%, 11/01/43 11/22 at 100.00 Baa2 2,002,760
1,950 Palm Beach County, Florida, Revenue Bonds, Provident Group - PBAU
Properties LLC - Palm Beach Atlantic University Housing Project, Series
2019A, 5.000%, 4/01/39, 144A
4/29 at 100.00 Ba1 1,938,963
545 Reunion West Community Development District, Florida, Special
Assessment Bonds, Area 3 Project, Series 2016, 5.000%, 11/01/46
11/26 at 100.00 N/R 550,319
Six Mile Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 2,
Series 2016:
145 4.750%, 11/01/28 11/27 at 100.00 N/R 148,542
265 5.375%, 11/01/36 11/27 at 100.00 N/R 271,355
10,075 South Broward Hospital District, Florida, Hospital Revenue Bonds, South
Broward Hospital District Obligated Group, Refunding Series 2016A,
4.000%, 5/01/44
5/26 at 100.00 N/R 10,092,329
365 South Village Community Development District, Clay County, Florida,
Capital Improvement Revenue Bonds, Refunding Series 2016A1,
3.625%, 5/01/35
5/26 at 100.00 A 361,551
South Village Community Development District, Clay
County, Florida, Capital Improvement Revenue Bonds,
Refunding Series 2016A2:
100 4.350%, 5/01/26 No Opt. Call N/R 101,511
100 4.875%, 5/01/35 5/26 at 100.00 N/R 101,504
1,350 Sumter County Industrial Development Authority, Florida, Hospital
Revenue Bonds, Central Florida Health Alliance Projects, Series 2014A,
5.125%, 7/01/34
1/24 at 100.00 A- 1,387,760
720 Tampa, Florida, Revenue Bonds, H. Lee Moffitt Cancer Center and
Research Institute, Series 2020B, 4.000%, 7/01/45
7/30 at 100.00 A- 717,631
3,000 Tampa, Florida, Revenue Bonds, University of Tampa, Refunding Series
2020A, 4.000%, 4/01/50
4/30 at 100.00 A- 2,839,710
395 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-2, 0.000%, 5/01/40 (8)
8/22 at 100.00 N/R 316,885
430 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (5)
8/22 at 100.00 N/R 4
300 Union Park Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2016A-1, 5.375%, 11/01/37
11/27 at 100.00 N/R 307,752
255,380 Total Florida 240,408,499

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Georgia - 1.5% (0.9% of Total Investments)
$ 2,725 Atlanta Development Authority, Georgia, Revenue Bonds, New Downtown
Atlanta Stadium Project, Senior Lien Series 2015A-1, 5.250%, 7/01/40
7/25 at 100.00 A $ 2,886,075
285 Atlanta Development Authority, Georgia, Senior Health Care Facilities
Revenue Bonds, Georgia Proton Treatment Center Project, Current
Interest Series 2017A-1, 6.500%, 1/01/29 (5)
1/28 at 100.00 N/R 151,050
1,545 Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A,
5.500%, 11/01/22 - FGIC Insured
No Opt. Call AA- 1,560,574
19,265 Fulton County Development Authority, Georgia, Revenue Bonds,
Piedmont Healthcare, Inc. Project, Series 2019A, 4.000%, 7/01/49
7/29 at 100.00 A1 19,048,076
840 Macon-Bibb County Urban Development Authority, Georgia, Revenue
Bonds, Academy for Classical Education, Series 2017, 5.875%, 6/15/47,
144A
6/27 at 100.00 N/R 864,049
260 Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series
2007A, 5.500%, 9/15/26
No Opt. Call A- 285,371
1,070 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2019A, 5.000%, 5/15/43
5/29 at 100.00 A3 1,126,592
3,000 Marietta Development Authority, Georgia, University Facilities Revenue
Bonds, Life University, Inc. Project, Refunding Series 2017A, 5.000%,
11/01/47, 144A
11/27 at 100.00 Ba3 3,046,770
2,750 Monroe County Development Authority, Georgia, Pollution Control
Revenue Bonds, Georgia Power Company - Scherer Plant, First Series
1995, 2.250%, 7/01/25
6/24 at 100.00 Baa1 2,695,055
4,010 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J
Bonds, Series 2015A, 5.000%, 7/01/60
7/25 at 100.00 Baa1 4,110,450
35,750 Total Georgia 35,774,062
Guam - 0.8% (0.5% of Total Investments)
Government of Guam, Business Privilege Tax Bonds,
Refunding Series 2015D:
195 5.000%, 11/15/33 11/25 at 100.00 BB 206,224
1,805 5.000%, 11/15/34 11/25 at 100.00 BB 1,905,990
1,310 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2013, 5.500%, 7/01/43, (Pre-refunded 7/01/23)
7/23 at 100.00 Baa2 (4) 1,355,025
Guam Government, Limited Obligation Section 30
Revenue Bonds, Series 2016A:
2,500 5.000%, 12/01/28, (UB) (6) 12/26 at 100.00 BB 2,722,600
1,750 5.000%, 12/01/30, (UB) (6) 12/26 at 100.00 BB 1,892,922
2,500 5.000%, 12/01/32, (UB) (6) 12/26 at 100.00 BB 2,689,325
1,750 5.000%, 12/01/34, (UB) (6) 12/26 at 100.00 BB 1,873,953
6,000 5.000%, 12/01/46, (UB) (6) 12/26 at 100.00 BB 6,326,100
1,000 Guam Power Authority, Revenue Bonds, Refunding Series 2017A, 5.000%,
10/01/37
10/27 at 100.00 BBB 1,067,870
18,810 Total Guam 20,040,009
Hawaii - 0.2% (0.1% of Total Investments)
3,000 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaii Pacific Health Obligated Group, Series 2013A, 5.500%,
7/01/43
7/23 at 100.00 A1 3,088,410
1,175 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaii Pacific University, Series 2013A, 6.625%, 7/01/33, 144A
7/23 at 100.00 BB 1,193,565
4,175 Total Hawaii 4,281,975

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NZF
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Idaho - 0.1% (0.0% of Total Investments)
$ 1,175 Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial
Hospital Project, Refunding Series 2016, 5.000%, 9/01/37
9/26 at 100.00 BB+ $ 1,229,191
595 Idaho Water Resource Board, Water Resource Loan Program Revenue,
Ground Water Rights Mitigation Series 2012A, 5.000%, 9/01/32
9/22 at 100.00 A3 596,244
1,770 Total Idaho 1,825,435
Illinois - 25.3% (15.5% of Total Investments)
330 CenterPoint Intermodal Center Program Trust, Illinois, Series 2004 Class A
Certificates, 4.000%, 6/15/23, (Mandatory Put 12/15/22), 144A
No Opt. Call N/R 329,987
55,000 Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2016, 6.000%, 4/01/46
4/27 at 100.00 A- 59,588,100
2,255 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Project Series 2015C, 5.250%, 12/01/35
12/24 at 100.00 BB 2,300,776
8,500 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2012B, 5.000%, 12/01/33
12/22 at 100.00 Ba3 8,513,005
8,400 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017B, 7.000%, 12/01/42, 144A
12/27 at 100.00 BB 9,638,832
Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Series 2016A:
1,800 7.000%, 12/01/26 12/25 at 100.00 BB 2,013,426
51,780 7.000%, 12/01/44 12/25 at 100.00 BB 56,958,518
1,335 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016B, 6.500%, 12/01/46
12/26 at 100.00 BB 1,468,634
6,210 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2017A, 7.000%, 12/01/46, 144A
12/27 at 100.00 BB 7,087,721
450 Chicago Board of Education, Illinois, General Obligation Bonds, Series
1999A, 0.000%, 12/01/26 - NPFG Insured
No Opt. Call BB 396,310
Chicago Board of Education, Illinois, Unlimited Tax General
Obligation Bonds, Dedicated Tax Revenues, Series
1998B-1:
1,000 0.000%, 12/01/22 - FGIC Insured No Opt. Call BB 991,720
1,715 0.000%, 12/01/26 - NPFG Insured No Opt. Call BB 1,510,383
1,000 0.000%, 12/01/27 - NPFG Insured No Opt. Call BB 849,220
1,765 0.000%, 12/01/30 - NPFG Insured No Opt. Call BB 1,317,096
Chicago Board of Education, Illinois, Unlimited Tax General
Obligation Bonds, Dedicated Tax Revenues, Series 1999A:
2,585 0.000%, 12/01/27 - NPFG Insured No Opt. Call BB 2,195,234
8,565 0.010%, 12/01/31 - NPFG Insured No Opt. Call BB 6,100,935
2,430 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Second Lien Series 2020A, 5.000%, 12/01/45
12/29 at 100.00 A+ 2,656,865
Chicago, Illinois, General Obligation Bonds, City Colleges,
Series 1999:
25,755 0.010%, 1/01/29 - NPFG Insured No Opt. Call BBB- 20,526,992
8,765 0.000%, 1/01/34 - FGIC Insured No Opt. Call BBB- 5,485,751
17,310 0.000%, 1/01/37 - FGIC Insured No Opt. Call BBB- 9,232,115
Chicago, Illinois, General Obligation Bonds,
Neighborhoods Alive 21 Program, Series 2002B:
670 5.500%, 1/01/31 1/25 at 100.00 Ba1 702,281
1,000 5.500%, 1/01/33 1/25 at 100.00 Ba1 1,045,410
2,695 Chicago, Illinois, General Obligation Bonds, Project & Refunding Series
2014A, 5.000%, 1/01/35
1/24 at 100.00 Ba1 2,747,849
13,205 Chicago, Illinois, General Obligation Bonds, Project & Refunding Series
2017A, 6.000%, 1/01/38
1/27 at 100.00 BBB- 14,378,528

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 2,000 Chicago, Illinois, General Obligation Bonds, Project and Refunding Series
2005D, 5.500%, 1/01/40
1/25 at 100.00 Ba1 $ 2,080,420
Chicago, Illinois, General Obligation Bonds, Refunding
Series 2007E:
10,115 5.500%, 1/01/35 1/25 at 100.00 Ba1 10,561,577
5,890 5.500%, 1/01/42 1/25 at 100.00 Ba1 6,117,178
Chicago, Illinois, General Obligation Bonds, Refunding
Series 2016C:
3,470 5.000%, 1/01/24 No Opt. Call BBB- 3,580,242
350 5.000%, 1/01/29 1/26 at 100.00 BBB- 368,694
765 5.000%, 1/01/35 1/26 at 100.00 BBB- 795,814
770 5.000%, 1/01/38 1/26 at 100.00 BBB- 797,712
1,610 Chicago, Illinois, General Obligation Bonds, Series 1999, 0.000%, 1/01/30 No Opt. Call A2 1,255,993
Chicago, Illinois, General Obligation Bonds, Series 2015A:
1,150 5.500%, 1/01/33 1/25 at 100.00 BBB- 1,202,221
1,000 5.500%, 1/01/35 1/25 at 100.00 BBB- 1,044,150
9,800 5.500%, 1/01/39 1/25 at 100.00 BBB- 10,202,290
10,125 Chicago, Illinois, General Obligation Bonds, Series 2019A, 5.000%,
1/01/44, (UB) (6)
1/29 at 100.00 BBB- 10,568,374
3,095 Cook County Forest Preserve District, Illinois, General Obligation Bonds,
Personal Property Replacement Tax Alternate Source, Series 2012C,
5.000%, 12/15/37 - AGM Insured
8/22 at 100.00 A2 3,102,304
405 DuPage County, Illinois, Revenue Bonds, Morton Arboretum Project,
Green Series 2020, 3.000%, 5/15/47
5/30 at 100.00 A1 341,808
800 Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter
Schools Belmont School Project, Series 2015A, 5.500%, 12/01/30, 144A
12/25 at 100.00 N/R 840,840
Illinois Finance Authority, Revenue Bonds,  Centegra Health
System, Tender Option Bond Trust 2016-XF2339:
1,540 15.392%, 9/01/38, 144A, (IF) 9/22 at 100.00 AA+ 1,557,710
1,605 18.816%, 9/01/38, 144A, (IF) 9/22 at 100.00 AA+ 1,628,016
2,675 Illinois Finance Authority, Revenue Bonds, Columbia College Chicago,
Series 2015A, 5.000%, 12/01/37
12/25 at 100.00 BBB+ 2,808,643
845 Illinois Finance Authority, Revenue Bonds, Illinois Wesleyan University,
Refunding Series 2016, 5.000%, 9/01/46
9/26 at 100.00 Baa2 868,770
20,000 Illinois Finance Authority, Revenue Bonds, Northwestern Memorial
Healthcare, Series 2017A, 5.000%, 7/15/42
1/28 at 100.00 Aa2 21,374,200
Illinois Finance Authority, Revenue Bonds, Northwestern
Memorial Healthcare, Tender Option Bond Trust
2015-XF0076:
690 14.910%, 8/15/37, 144A, (IF) 8/22 at 100.00 Aa2 693,553
150 14.910%, 8/15/37, 144A, (IF) 8/22 at 100.00 Aa2 150,773
Illinois Finance Authority, Revenue Bonds, Rehabilitation
Institute of Chicago, Series 2013A:
415 5.500%, 7/01/28 7/23 at 100.00 A- 428,571
905 6.000%, 7/01/43 7/23 at 100.00 A- 935,824
1,050 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and
Medical Centers, Refunding Series 2015C, 5.000%, 8/15/44
8/25 at 100.00 A3 1,084,923
Illinois Finance Authority, Revenue Bonds, University of
Chicago, Refunding Series 2015A:
2,700 5.000%, 10/01/46, (Pre-refunded 10/01/25), (UB) 10/25 at 100.00 N/R (4) 2,960,388
300 5.000%, 10/01/46, (UB) 10/25 at 100.00 AA- 319,305

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NZF
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Illinois State, General Obligation Bonds, April Series 2014:
$ 6,165 5.000%, 4/01/38 4/24 at 100.00 BBB- $ 6,286,019
5,000 5.000%, 4/01/39 4/24 at 100.00 BBB- 5,095,600
Illinois State, General Obligation Bonds, February Series
2014:
4,100 5.250%, 2/01/31 2/24 at 100.00 BBB- 4,225,255
2,200 5.250%, 2/01/32 2/24 at 100.00 BBB- 2,257,838
2,435 5.250%, 2/01/33 2/24 at 100.00 BBB- 2,500,623
6,000 5.000%, 2/01/39 2/24 at 100.00 BBB- 6,103,800
1,785 Illinois State, General Obligation Bonds, May Series 2020, 5.500%,
5/01/39
5/30 at 100.00 BBB- 1,991,989
Illinois State, General Obligation Bonds, November Series
2016:
3,100 5.000%, 11/01/35 11/26 at 100.00 BBB- 3,260,983
3,000 5.000%, 11/01/37 11/26 at 100.00 BBB- 3,143,160
2,400 5.000%, 11/01/40 11/26 at 100.00 BBB- 2,503,224
5,795 Illinois State, General Obligation Bonds, November Series 2017C, 5.000%,
11/01/29
11/27 at 100.00 BBB- 6,301,193
3,800 Illinois State, General Obligation Bonds, November Series 2017D, 5.000%,
11/01/27
No Opt. Call BBB- 4,188,208
20,830 Illinois State, General Obligation Bonds, November Series 2017D, 5.000%,
11/01/27, (UB) (6)
No Opt. Call BBB- 22,957,993
1,380 Illinois State, General Obligation Bonds, November Series 2019B, 4.000%,
11/01/34
11/29 at 100.00 BBB- 1,384,444
5,000 Illinois State, General Obligation Bonds, October Series 2016, 5.000%,
2/01/27
No Opt. Call BBB- 5,474,200
5,350 Illinois State, General Obligation Bonds, Refunding April Series 2019B,
5.125%, 9/01/26
No Opt. Call BBB- 5,854,398
27,215 Illinois State, General Obligation Bonds, Series 2013, 5.500%, 7/01/38 7/23 at 100.00 BBB- 27,904,900
7,250 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2013A, 5.000%, 1/01/38
1/23 at 100.00 A1 7,319,020
2,755 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2015A, 5.000%, 1/01/40
7/25 at 100.00 A1 2,910,630
560 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender
Option Bond Trust 2015-XF0052, 13.752%, 1/01/38, 144A, (IF)
1/23 at 100.00 A1 581,353
2,500 Kane & DeKalb Counties Community Unit School District 301, Illinois,
General Obligation Bonds, Series 2006, 0.000%, 12/01/23 - NPFG
Insured
No Opt. Call Aa2 2,435,750
5,400 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2015B, 5.000%, 6/15/52
12/25 at 100.00 BB+ 5,523,552
Metropolitan Pier and Exposition Authority, Illinois,
McCormick Place Expansion Project Bonds, Refunding
Series 2020A:
17,125 4.000%, 6/15/50 12/29 at 100.00 BB+ 16,196,311
7,945 5.000%, 6/15/50 12/29 at 100.00 BB+ 8,258,272
Metropolitan Pier and Exposition Authority, Illinois,
McCormick Place Expansion Project Bonds, Series 2015A:
23,110 0.000%, 12/15/52 No Opt. Call BB+ 5,237,419
2,455 5.000%, 6/15/53 12/25 at 100.00 BB+ 2,511,318
8,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2017B, 0.000%, 12/15/56 - AGM
Insured
No Opt. Call BB+ 1,688,240

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 45,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Capital Appreciation Refunding
Series 2010B-1, 0.010%, 6/15/43 - AGM Insured
No Opt. Call BB+ $ 18,262,800
Metropolitan Pier and Exposition Authority, Illinois,
Revenue Bonds, McCormick Place Expansion Project,
Refunding Series 1998A:
2,680 5.500%, 6/15/29 - NPFG Insured No Opt. Call BB+ 2,960,944
145 5.500%, 6/15/29, (Pre-refunded 6/15/25) - NPFG Insured, (ETM) No Opt. Call Baa2 (4) 157,138
Metropolitan Pier and Exposition Authority, Illinois,
Revenue Bonds, McCormick Place Expansion Project,
Series 2002A:
8,400 0.000%, 12/15/30 - NPFG Insured No Opt. Call BB+ 6,252,960
7,940 0.000%, 6/15/33 - NPFG Insured No Opt. Call BB+ 5,236,906
450 0.000%, 12/15/34 - NPFG Insured No Opt. Call BB+ 274,896
12,500 0.010%, 6/15/35 - NPFG Insured No Opt. Call BB+ 7,449,000
10,620 0.000%, 12/15/35 - NPFG Insured No Opt. Call BB+ 6,173,300
11,505 0.010%, 12/15/36 - NPFG Insured No Opt. Call BB+ 6,345,698
65,000 0.000%, 12/15/38 - NPFG Insured No Opt. Call BB+ 32,125,600
38,040 0.000%, 6/15/40 - NPFG Insured No Opt. Call BB+ 17,291,082
3,720 0.000%, 6/15/41 - NPFG Insured No Opt. Call BB+ 1,611,095
Quad Cities Regional Economic Development Authority,
Illinois, Revenue Bonds, Augustana College, Series 2012:
480 5.000%, 10/01/25 10/22 at 100.00 Baa1 481,814
400 5.000%, 10/01/26 10/22 at 100.00 Baa1 401,440
11,690 Sales Tax Securitization Corporation, Illinois, Sales Tax Securitzation Bonds,
Series 2018A, 5.000%, 1/01/37
1/28 at 100.00 AA- 12,759,050
4,005 Southwestern Illinois Development Authority, Environmental Improvement
Revenue Bonds, US Steel Corporation Project, Series 2012, 5.750%,
8/01/42, (AMT)
8/22 at 100.00 B- 4,006,201
1,580 University of Illinois, Health Services Facilities System Revenue Bonds,
Series 2013, 6.000%, 10/01/32
10/23 at 100.00 Baa1 1,644,211
11,350 Will County Community High School District 210 Lincoln-Way, Illinois,
General Obligation Bonds, Series 2006, 0.000%, 1/01/24 - AGM Insured
No Opt. Call A2 10,989,411
726,900 Total Illinois 604,225,219
Indiana - 3.2% (2.0% of Total Investments)
Carmel Redevelopment Authority, Indiana, Lease Rent
Revenue Bonds, Series 2005:
1,950 0.000%, 2/01/24 No Opt. Call Aa3 1,881,652
2,705 0.000%, 2/01/25 No Opt. Call Aa3 2,536,073
4,400 Crown Point Multi-School Building Corporation, Indiana, First Mortgage
Bonds, Crown Point Community School Corporation, Series 2000,
0.000%, 1/15/24 - NPFG Insured
No Opt. Call Baa2 4,272,048
2,000 Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Refunding Series 2020A, 5.875%, 6/01/55, 144A
6/30 at 100.00 N/R 1,881,160
1,230 Indiana Finance Authority, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42,
(AMT)
8/22 at 100.00 B- 1,230,369
1,815 Indiana Finance Authority, Hospital Revenue Bonds, Community Health
Network Project, Series 2012A, 5.000%, 5/01/42, (Pre-refunded 5/01/23)
5/23 at 100.00 A (4) 1,861,083
9,300 Indiana Finance Authority, Hospital Revenue Bonds, Major Hospital
Project, Series 2014A, 5.000%, 10/01/44, (Pre-refunded 10/01/23)
10/23 at 100.00 N/R (4) 9,660,282

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NZF
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Indiana (continued)
Indiana Finance Authority, Provate Activity Bonds, Ohio
River Bridges East End Crossing Project, Series 2013A:
$ 1,500 5.000%, 7/01/35, (Pre-refunded 7/01/23), (AMT) 7/23 at 100.00 BBB+ (4) $ 1,543,395
5,380 5.000%, 7/01/44, (Pre-refunded 7/01/23), (AMT) 7/23 at 100.00 BBB+ (4) 5,535,644
5,100 5.000%, 7/01/48, (Pre-refunded 7/01/23), (AMT) 7/23 at 100.00 BBB+ (4) 5,247,543
5,370 5.250%, 1/01/51, (Pre-refunded 7/01/23), (AMT) 7/23 at 100.00 BBB+ (4) 5,537,490
13,000 Indiana Finance Authority, Water Utility Revenue Bonds, Citizens Energy
Group Project, First Lien Series 2014A, 5.000%, 10/01/44
10/24 at 100.00 A+ 13,561,470
5,100 Indianapolis Local Public Improvement Bond Bank, Indiana, Airport
Authority Project Revenue Bonds, Series 2019I-1, 5.000%, 1/01/44
1/30 at 100.00 A 5,585,622
4,375 Indianapolis Local Public Improvement Bond Bank, Indiana, Community
Justice Campus Bonds, Courthouse & Jail Project, Series 2019A,
3.840%, 2/01/54, (UB) (6)
2/29 at 100.00 Aa1 4,390,444
10,000 Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E,
0.000%, 2/01/26 - AMBAC Insured
No Opt. Call AA- 9,235,200
1,000 Merrillville, Indiana, Economic Development Revenue Bonds, Belvedere
Housing Project, Series 2016, 5.750%, 4/01/36
4/24 at 102.00 N/R 940,410
1,250 Shoals, Indiana, Exempt Facilities Revenue Bonds, National Gypsum
Company Project,  Series 2013, 7.250%, 11/01/43, (AMT)
11/23 at 100.00 N/R 1,284,212
1,230 Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC
Project, Series 2013, 7.000%, 1/01/44, (AMT)
1/24 at 100.00 N/R 1,286,051
76,705 Total Indiana 77,470,148
Iowa - 1.0% (0.6% of Total Investments)
21,525 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Iowa Fertilizer Company Project, Refunding Series 2022, 5.000%,
12/01/50
12/29 at 103.00 N/R 22,604,694
1,900 Iowa Higher Education Loan Authority, Private College Facility Revenue
Bonds, Upper Iowa University Project, Series 2012, 5.000%, 9/01/43,
(Pre-refunded 9/01/23)
9/23 at 100.00 N/R (4) 1,970,699
23,425 Total Iowa 24,575,393
Kansas - 0.2% (0.1% of Total Investments)
2,085 Overland Park Development Corporation, Kansas, Revenue Bonds,
Convention Center Hotel, Refunding & improvement Series 2019,
5.000%, 3/01/44
3/29 at 100.00 BB- 2,060,898
3,565 Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds,
Prairiefire at Lionsgate Project, Series 2012, 6.000%, 12/15/32
12/22 at 100.00 N/R 1,610,596
1,130 Washburn University of Topeka, Kansas, Revenue Bonds, Series 2015A,
5.000%, 7/01/35
7/25 at 100.00 A1 1,209,529
6,780 Total Kansas 4,881,023
Kentucky - 2.0% (1.2% of Total Investments)
Christian County, Kentucky, Hospital Revenue Bonds,
Jennie Stuart Medical Center, Series 2016:
5,000 5.375%, 2/01/36 2/26 at 100.00 BB+ 5,270,150
435 5.500%, 2/01/44 2/26 at 100.00 BB+ 451,513
1,000 Hardin County, Kentucky, Hospital Revenue Bonds, Hardin Memorial
Hospital Project, Series 2013, 5.700%, 8/01/39, (Pre-refunded 8/01/23) -
AGM Insured
8/23 at 100.00 A2 (4) 1,039,860
2,355 Henderson, Kentucky, Facilities Revenue Bonds, Pratt Paper LLC Project,
Series 2022A, 4.700%, 1/01/52, (AMT)
1/32 at 100.00 N/R 2,381,706

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Kentucky (continued)
Kentucky Economic Development Finance Authority,
Kentucky, Healthcare Facilities Revenue Bonds, Rosedale
Green Project, Refunding Series 2015:
$ 500 5.750%, 11/15/45 11/25 at 100.00 N/R $ 486,205
2,250 5.750%, 11/15/50 11/25 at 100.00 N/R 2,158,852
Kentucky Economic Development Finance Authority,
Revenue Bonds, CommonSpirit Health, Series 2019A-2:
6,000 5.000%, 8/01/44 8/29 at 100.00 BBB+ 6,382,380
12,575 5.000%, 8/01/49 8/29 at 100.00 BBB+ 13,305,104
7,070 Kentucky Economic Development Finance Authority, Revenue Bonds,
Next Generation Kentucky Information Highway Project, Senior Series
2015A, 5.000%, 1/01/45
7/25 at 100.00 Baa2 7,292,564
Kentucky Public Transportation Infrastructure Authority, Toll
Revenue Bonds, Downtown Crossing Project, Convertible
Capital Appreciation First Tier Series 2013C:
1,335 0.000%, 7/01/43 (8) 7/31 at 100.00 Baa2 1,486,336
2,295 0.000%, 7/01/46 (8) 7/31 at 100.00 Baa2 2,562,528
Kentucky Public Transportation Infrastructure Authority,
Toll Revenue Bonds, Downtown Crossing Project, First Tier
Series 2013A:
3,080 5.750%, 7/01/49, (Pre-refunded 7/01/23) 7/23 at 100.00 Baa2 (4) 3,189,956
615 6.000%, 7/01/53, (Pre-refunded 7/01/23) 7/23 at 100.00 Baa2 (4) 638,228
215 Warren County, Kentucky, Hospital Revenue Bonds, Bowling Green-
Warren County Community Hospital Corporation, Series 2012A, 4.000%,
10/01/29
10/22 at 100.00 A+ 215,329
44,725 Total Kentucky 46,860,711
Louisiana - 2.9% (1.8% of Total Investments)
500 Jefferson Parish Economic Development and Port District, Louisiana,
Kenner Discovery Health Sciences Academy Project, Series 2018A,
5.625%, 6/15/48, 144A
6/28 at 100.00 N/R 513,135
2,585 Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special Sales Tax
Revenue Bonds, Series 2019B, 4.000%, 12/01/38 - AGM Insured
12/29 at 100.00 A1 2,662,938
2,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, East Baton Rouge Sewerage
Commission Projects, Subordinate Lien Series 2014A, 4.375%, 2/01/39,
(Pre-refunded 2/01/24)
2/24 at 100.00 A+ (4) 2,081,560
1,215 Louisiana Local Government Environmental Facilities and Community
Development Authority, Revenue Bonds, Louisiana Tech University
Student Housing & Recreational Facilities/Innovative Student Facilities
Inc. Project, Refunding Series 2015, 5.000%, 10/01/33 - AGM Insured
10/25 at 100.00 A2 1,322,394
6,125 Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds,
Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36,
(AMT), 144A
7/23 at 100.00 N/R 6,222,142
Louisiana Public Facilities Authority, Hospital Revenue
Bonds, Franciscan Missionaries of Our Lady Health System,
Refunding Series 2015A:
10 5.000%, 7/01/39, (Pre-refunded 7/01/25) 7/25 at 100.00 N/R (4) 10,913
1,450 5.000%, 7/01/39 7/25 at 100.00 A 1,512,321
1,000 Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan
Missionaries of Our Lady Health System, Series 2017A, 5.000%, 7/01/47
7/27 at 100.00 A 1,044,910
1,000 Louisiana Public Facilities Authority, Lease Revenue Bonds, Provident
Group-Flagship Properties LLC - Louisiana State University Nicolson
Gateway Project, Series 2016A, 5.000%, 7/01/56
7/26 at 100.00 A3 1,026,380

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NZF
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Louisiana (continued)
$ 5,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2017, 5.000%, 5/15/46
5/27 at 100.00 A3 $ 5,230,850
25,730 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Ochsner
Clinic Foundation Project, Series 2020A, 4.000%, 5/15/49
5/30 at 100.00 A3 25,193,787
3,305 Louisiana Public Facilities Authority, Revenue Bonds, Cleco Power LLC
Project, Series 2008, 4.250%, 12/01/38
5/23 at 100.00 BBB+ 3,312,007
1,980 Louisiana Public Facilities Authority, Revenue Bonds, Lake Charles Charter
Academy Foundation Project, Series 2011A, 7.750%, 12/15/31
8/22 at 100.00 N/R 1,984,792
Louisiana Public Facilities Authority, Revenue Bonds, Loyola
University Project, Refunding Series 2017:
2,835 0.000%, 10/01/31 (8) No Opt. Call BBB 2,790,037
1,775 0.000%, 10/01/36 (8) 10/33 at 100.00 BBB 1,733,642
1,060 Louisiana Public Facilities Authority, Revenue Bonds, Southwest Louisiana
Charter Academy Foundation Project, Series 2013A, 8.375%, 12/15/43
12/23 at 100.00 N/R 1,086,754
2,235 Louisiana Stadium and Exposition District, Revenue Refunding Bonds,
Senior Lien Series 2013A, 5.000%, 7/01/36
7/23 at 100.00 A2 2,301,514
5,100 New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds,
North Terminal Project, Series 2015B, 5.000%, 1/01/45, (AMT)
1/25 at 100.00 A- 5,233,569
1,000 New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds,
North Terminal Project, Series 2017B, 5.000%, 1/01/48, (AMT)
1/27 at 100.00 A- 1,040,210
2,560 New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding
Series 2014, 5.000%, 6/01/44, (Pre-refunded 6/01/24)
6/24 at 100.00 A (4) 2,715,392
330 Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil
Corporation Project, Refunding Series 2017A-1, 2.000%, 6/01/37,
(Mandatory Put 4/01/23)
No Opt. Call BBB- 328,828
68,795 Total Louisiana 69,348,075
Maine - 0.3% (0.2% of Total Investments)
4,965 Maine Health and Higher Educational Facilities Authority Revenue Bonds,
Eastern Maine Medical Center Obligated Group Issue, Series 2016A,
5.000%, 7/01/46
7/26 at 100.00 Ba1 5,121,100
2,750 Maine Health and Higher Educational Facilities Authority Revenue Bonds,
MaineHealth Issue, Series 2018A, 5.000%, 7/01/43
7/28 at 100.00 A+ 2,910,050
7,715 Total Maine 8,031,150
Maryland - 0.5% (0.3% of Total Investments)
2,000 Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006A, 2.500%,
12/01/31 (5)
8/22 at 100.00 N/R 1,200,000
7,145 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Adventist Healthcare, Series 2016A, 5.500%, 1/01/46
1/27 at 100.00 Baa3 7,485,745
1,000 Maryland Health and HIgher Educational Facilities Authority, Revenue
Bonds, Greater Baltimore Medical Center, Series 2021A, 3.000%,
7/01/46, (UB) (6)
7/31 at 100.00 A 807,050
2,000 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Peninsula Regional Medical Center Issue, Refunding Series 2015,
5.000%, 7/01/45, (Pre-refunded 7/01/24)
7/24 at 100.00 A3 (4) 2,120,600
355 Prince George's County Revenue Authority, Maryland, Special Obligation
Bonds, Suitland-Naylor Road Project, Series 2016, 5.000%, 7/01/46,
144A
1/26 at 100.00 N/R 365,526
12,500 Total Maryland 11,978,921

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Massachusetts - 0.9% (0.5% of Total Investments)
$ 475 Massachusetts Development Finance Agency, Revenue Bonds, Boston
Medical Center Issue, Green Bonds, Series 2015D, 5.000%, 7/01/44
7/25 at 100.00 BBB $ 493,910
1,525 Massachusetts Development Finance Agency, Revenue Bonds, Emerson
College, Series 2015, 4.500%, 1/01/45
1/25 at 100.00 Baa2 1,535,629
1,800 Massachusetts Development Finance Agency, Revenue Bonds, Emmanuel
College, Series 2016A, 5.000%, 10/01/34
10/26 at 100.00 Baa2 1,897,488
11,435 Massachusetts Educational Financing Authority, Education Loan Revenue
Bonds, Issue J, Series 2016, 3.500%, 7/01/33, (AMT)
7/24 at 100.00 A 11,478,796
4,560 Massachusetts School Building Authority, Dedicated Sales Tax Revenue
Bonds, Senior Series 2013A, 5.000%, 5/15/43, (Pre-refunded 5/15/23)
5/23 at 100.00 Aa2 (4) 4,683,986
1,000 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2021B, 2.125%, 4/01/51, (UB) (6)
4/31 at 100.00 AA 664,980
20,795 Total Massachusetts 20,754,789
Michigan - 1.2% (0.7% of Total Investments)
Detroit Academy of Arts and Sciences, Michigan, Public
School Academy Revenue Bonds, Refunding Series 2013:
795 6.000%, 10/01/33 10/23 at 100.00 N/R 795,628
1,250 6.000%, 10/01/43 10/23 at 100.00 N/R 1,223,500
13,835 Detroit City School District, Wayne County, Michigan, Unlimited Tax
School Building and Site Improvement Bonds, Series 2001A, 6.000%,
5/01/29 - AGM Insured, (UB)
No Opt. Call AA 16,038,362
5 Detroit, Michigan, Second Lien Sewerage Disposal System Revenue
Bonds, Series 2005A, 4.500%, 7/01/35 - NPFG Insured
8/22 at 100.00 A2 5,007
3,000 Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds,
Series 2001B, 5.500%, 7/01/29 - NPFG Insured
No Opt. Call A2 3,388,200
5 Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien,
Series 2006B, 5.000%, 7/01/36 - FGIC Insured
8/22 at 100.00 A2 5,013
10 Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien
Series 2003A, 5.000%, 7/01/34 - NPFG Insured
8/22 at 100.00 A1 10,028
2,000 Grand Traverse County Hospital Finance Authority, Michigan, Revenue
Bonds, Munson Healthcare, Series 2014A, 5.000%, 7/01/47
7/24 at 100.00 A1 2,055,980
1,000 Michigan Finance Authority, Local Government Loan Program Revenue
Bonds, Detroit Water & Sewerage Department Water Supply System
Local Project, Series 2014D-6, 5.000%, 7/01/36 - NPFG Insured
7/24 at 100.00 A2 1,042,780
1,350 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2006 Sold Tobacco Receipts Senior Current Interest Series 2020A-2,
5.000%, 6/01/40
12/30 at 100.00 BBB 1,452,573
2,000 Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Series 2012A, 5.000%, 12/01/37
12/22 at 100.00 A- 2,017,260
25,250 Total Michigan 28,034,331
Minnesota - 0.7% (0.5% of Total Investments)
700 City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds,
DaVinci Academy Project,Series 2016A, 5.000%, 7/01/47
7/24 at 102.00 N/R 701,442
1,500 Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes
International Language Academy, Series 2014A, 5.750%, 8/01/44
8/22 at 102.00 BB+ 1,531,455
800 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hiawatha
Academies Project, Series 2022A, 5.500%, 7/01/52 (WI/DD, Settling
8/10/22)
7/32 at 100.00 N/R 812,144

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NZF
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Minnesota (continued)
Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hmong College
Prep Academy Project, Series 2016A:
$ 750 5.750%, 9/01/46 9/26 at 100.00 BB+ $ 783,705
4,000 6.000%, 9/01/51 9/26 at 100.00 BB+ 4,216,640
5,265 Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care
Facility Revenue Bonds, HealthPartners Obligated Group, Refunding
Series 2015A, 5.000%, 7/01/33
7/25 at 100.00 A 5,496,818
4,055 Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions
Hospital Parking Ramp Project, Series 2007-1, 5.000%, 8/01/36
8/22 at 100.00 N/R 4,058,203
17,070 Total Minnesota 17,600,407
Missouri - 2.6% (1.6% of Total Investments)
1,400 Bi-State Development Agency of the Missouri-Illinois Metropolitan District,
Mass Transit Sales Tax Appropriation Bonds, Refunding Combined Lien
Series 2013A, 5.000%, 10/01/44, (Pre-refunded 10/01/22)
10/22 at 100.00 Aa2 (4) 1,408,344
825 Branson Industrial Development Authority, Missouri, Tax Increment
Revenue Bonds, Branson Shoppes Redevelopment Project, Refunding
Series 2017A, 3.900%, 11/01/29
11/25 at 100.00 N/R 770,814
960 Cape Girardeau County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Southeasthealth, Series 2016A,
6.000%, 3/01/33
3/23 at 103.00 Ba1 1,005,965
55 Cape Girardeau County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Southeasthealth, Series 2017A,
5.000%, 3/01/36
3/27 at 100.00 Ba1 57,948
17,450 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport Terminal
Modernization Project, Series 2019B, 5.000%, 3/01/54, (AMT)
3/29 at 100.00 A- 18,318,312
135 Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue
Bonds, Ward Parkway Center Community Improvement District, Senior
Refunding & Improvement Series 2016, 5.000%, 4/01/46, 144A
4/26 at 100.00 N/R 125,944
12,005 Kansas City Municipal Assistance Corporation, Missouri, Leasehold
Revenue Bonds, Improvement Series 2004B-1, 0.000%, 4/15/29 -
AMBAC Insured
No Opt. Call A2 10,160,072
650 Land Clearance for Redevelopment Authority of Kansas City, Missouri,
Project Revenue Bonds, Convention Center Hotel Project - TIF Financing,
Series 2018B, 5.000%, 2/01/40, 144A
2/28 at 100.00 N/R 566,579
1,000 Liberty Public School District 53, Clay County, Missouri, Lease Participation
Certificates, School Boards Association, Series 2014, 5.000%, 4/01/31
8/22 at 100.00 AA- 1,002,460
Liberty, Missouri, Special Obligation Tax Increment and
Special Districts Bonds, Liberty Commons Project, Series
2015A:
945 5.125%, 6/01/25, 144A No Opt. Call N/R 941,853
3,810 5.750%, 6/01/35, 144A 6/25 at 100.00 N/R 3,682,289
3,695 6.000%, 6/01/46, 144A 6/25 at 100.00 N/R 3,598,745
Missouri Health and Educational Facilities Authority,
Educational Facilities Revenue Bonds, Kansas City
University of Medicine and Biosciences, Series 2013A:
1,590 5.000%, 6/01/30 6/23 at 100.00 A1 1,634,933
2,700 5.000%, 6/01/33 6/23 at 100.00 A1 2,775,843
665 Missouri Health and Educational Facilities Authority, Educational Facilities
Revenue Bonds, Saint Louis College of Pharmacy, Series 2013, 5.250%,
5/01/33
5/23 at 100.00 BBB 682,862

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Missouri (continued)
$ 505 Missouri Health and Educational Facilities Authority, Educational Facilities
Revenue Bonds, University of Central Missouri, Series 2013C-2, 5.000%,
10/01/34
10/23 at 100.00 A+ $ 518,701
Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, CoxHealth, Series 2013A:
50 5.000%, 11/15/44 11/23 at 100.00 A2 51,384
6,930 5.000%, 11/15/48 11/23 at 100.00 A2 7,111,150
2,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2014F, 5.000%, 11/15/45
11/24 at 100.00 A+ 2,070,960
Saint Louis County Industrial Development Authority,
Missouri, Health Facilities Revenue Bonds, Ranken-Jordan
Project, Refunding & Improvement Series 2016:
1,275 5.000%, 11/15/41 11/25 at 100.00 N/R 1,292,467
1,105 5.000%, 11/15/46 11/25 at 100.00 N/R 1,115,542
430 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Friendship Village of Sunset Hills, Series 2013A, 5.875%, 9/01/43
9/23 at 100.00 BB+ 434,429
Saint Louis County Industrial Development Authority,
Missouri, Revenue Bonds, Saint Andrew's Resources for
Seniors, Series 2015A:
450 5.000%, 12/01/35 12/25 at 100.00 N/R 458,532
130 5.125%, 12/01/45 12/25 at 100.00 N/R 131,756
865 Stoddard County Industrial Development Authority, Missouri, Health
Facility Revenue Bonds, Southeasthealth, Series 2016B, 6.000%, 3/01/37
3/23 at 103.00 Ba1 905,413
700 The Industrial Development Authority of the City of Saint Louis, Missouri,
Development Financing Revenue Bonds, Ballpark Village Development
Project, Series 2017A, 4.750%, 11/15/47
11/26 at 100.00 N/R 592,928
62,325 Total Missouri 61,416,225
Montana - 0.1% (0.1% of Total Investments)
Montana Facility Finance Authority, Healthcare Facility
Revenue Bonds, Kalispell Regional Medical Center, Series
2018B:
1,255 5.000%, 7/01/29 7/28 at 100.00 BBB 1,379,797
1,235 5.000%, 7/01/30 7/28 at 100.00 BBB 1,351,720
2,490 Total Montana 2,731,517
Nebraska - 0.8% (0.5% of Total Investments)
5,835 Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds,
Refunding Crossover Series 2017A, 5.000%, 9/01/42
No Opt. Call BBB+ 6,522,713
580 Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue
Bonds, Nebraska Methodist Health System, Refunding Series 2015,
5.000%, 11/01/45
11/25 at 100.00 A 604,603
Douglas County Hospital Authority 2, Nebraska, Hospital
Revenue Bonds, Madonna Rehabilitation Hospital Project,
Series 2014:
1,930 5.000%, 5/15/27 5/24 at 100.00 A- 2,013,762
3,000 5.000%, 5/15/36 5/24 at 100.00 A- 3,070,680
Douglas County Hospital Authority 3, Nebraska, Health
Facilities Revenue Bonds, Nebraska Methodist Health
System, Refunding Series 2015:
4,070 5.000%, 11/01/45 11/25 at 100.00 A 4,242,650
2,110 5.000%, 11/01/48 11/25 at 100.00 A 2,195,940
17,525 Total Nebraska 18,650,348

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NZF
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Nevada - 0.2% (0.1% of Total Investments)
$ 4,000 Las Vegas Valley Water District, Nevada, General Obligation Bonds,
Refunding Series 2015, 5.000%, 6/01/39
12/24 at 100.00 AA $ 4,241,120
New Jersey - 7.7% (4.7% of Total Investments)
310 Gloucester County Pollution Control Financing Authority, New Jersey,
Pollution Control Revenue Bonds, Logan Project, Refunding Series
2014A, 5.000%, 12/01/24, (AMT), (ETM)
No Opt. Call Ba1 (4) 324,632
2,500 New Jersey Economic Development Authority, Lease Revenue Bonds,
State Government Buildings-Health Department & Taxation Division
Office Project, Series 2018A, 5.000%, 6/15/42
12/27 at 100.00 BBB 2,654,725
1,100 New Jersey Economic Development Authority, Private Activity Bonds, The
Goethals Bridge Replacement Project, Series 2013, 5.125%, 7/01/42 -
AGM Insured, (AMT)
1/24 at 100.00 BBB+ 1,124,420
17,580 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2016BBB, 5.500%, 6/15/31, (Pre-
refunded 12/15/26)
12/26 at 100.00 BBB (4) 20,296,813
New Jersey Economic Development Authority, School
Facilities Construction Bonds, Series 2015WW:
40 5.250%, 6/15/40, (Pre-refunded 6/15/25), (UB) 6/25 at 100.00 N/R (4) 43,884
755 5.250%, 6/15/40, (UB) 6/25 at 100.00 BBB 788,265
New Jersey Economic Development Authority, School
Facilities Construction Bonds, Series 2016AAA:
1,000 5.000%, 6/15/36 12/26 at 100.00 BBB 1,059,850
10,000 5.000%, 6/15/41 12/26 at 100.00 BBB 10,521,700
New Jersey Economic Development Authority, School
Facilities Construction Bonds, Series 2017DDD:
2,000 5.000%, 6/15/35 6/27 at 100.00 BBB 2,137,460
2,175 5.000%, 6/15/42 6/27 at 100.00 BBB 2,298,170
15,040 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2018EEE, 5.000%, 6/15/48
12/28 at 100.00 BBB 16,008,426
New Jersey Economic Development Authority, Special
Facilities Revenue Bonds, Continental Airlines Inc., Series
1999:
530 5.125%, 9/15/23, (AMT) 8/22 at 101.00 B+ 535,867
1,650 5.250%, 9/15/29, (AMT) 8/22 at 101.00 B+ 1,668,596
2,155 New Jersey Economic Development Authority, Special Facility Revenue
Bonds, Port Newark Container Terminal LLC Project, Refunding Series
2017, 5.000%, 10/01/37, (AMT)
10/27 at 100.00 Baa3 2,269,926
1,120 New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall
University, Series 2013D, 5.000%, 7/01/33, (Pre-refunded 7/01/23)
7/23 at 100.00 BBB+ (4) 1,155,515
495 New Jersey Health Care Facilities Financing Authority, New Jersey,
Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011,
6.000%, 7/01/26
8/22 at 100.00 BB+ 495,995
5,000 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
RWJ Barnabas Health Obligated Group, Series 2021A, 3.000%, 7/01/51
7/31 at 100.00 N/R 4,119,900
405 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
University Hospital Issue, Refunding Series 2015A, 5.000%, 7/01/46 -
AGM Insured
7/25 at 100.00 BB- 418,013
9,640 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Valley Health System Obligated Group, Series 2019, 3.000%, 7/01/49,
(UB) (6)
7/29 at 100.00 A 7,309,819
5,600 New Jersey State, General Obligation Bonds, Covid-19 Emergency Series
2020A, 4.000%, 6/01/32
No Opt. Call BBB+ 6,184,752

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
$ 2,900 New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2022BB, 4.000%, 6/15/41
12/31 at 100.00 N/R $ 2,924,766
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Capital Appreciation Series
2010A:
3,130 0.000%, 12/15/28 No Opt. Call BBB 2,573,862
3,000 0.010%, 12/15/31 No Opt. Call BBB 2,169,060
12,715 0.000%, 12/15/33 No Opt. Call BBB 8,356,934
610 0.000%, 12/15/34 No Opt. Call BBB 381,793
2,480 0.000%, 12/15/40 No Opt. Call BBB 1,128,747
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Refunding Series 2006C:
10,000 0.000%, 12/15/33 - AGM Insured No Opt. Call BBB+ 6,872,900
20,000 0.000%, 12/15/36 - AMBAC Insured, (UB) (6) No Opt. Call BBB 11,654,200
19,175 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2008A, 0.000%, 12/15/35
No Opt. Call BBB 11,427,341
15,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2009A, 0.000%, 12/15/39
No Opt. Call BBB 7,230,000
5,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2009C, 5.250%, 6/15/32
12/24 at 100.00 BBB 5,265,050
6,305 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2015AA, 5.000%, 6/15/45
6/25 at 100.00 BBB 6,513,443
15,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2018A, 5.000%, 12/15/34, (UB) (6)
12/28 at 100.00 BBB 16,358,700
6,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019BB, 4.000%, 6/15/44
12/28 at 100.00 BBB 6,002,220
1,595 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A, 5.000%, 6/01/46
6/28 at 100.00 BBB+ 1,666,153
10,755 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 BB+ 10,972,143
212,760 Total New Jersey 182,914,040
New Mexico - 0.2% (0.1% of Total Investments)
4,185 New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds,
Presbyterian Healthcare Services, Series 2019A, 5.000%, 8/01/44
8/29 at 100.00 Aa3 4,518,084
New York - 16.4% (10.1% of Total Investments)
Brooklyn Arena Local Development Corporation, New York,
Payment in Lieu of Taxes Revenue Bonds, Barclays Center
Project, Series 2009:
3,400 0.000%, 7/15/44 No Opt. Call Ba1 1,101,634
12,020 0.000%, 7/15/46 No Opt. Call Ba1 3,465,727
450 Buffalo and Erie County Industrial Land Development Corporation, New
York, Revenue Bonds, Catholic Health System, Inc. Project, Series 2015,
5.250%, 7/01/35
7/25 at 100.00 BBB 462,136
200 Build New York City Resource Corporation, New York, Revenue Bonds,
Metropolitan College of New York, Series 2014, 5.000%, 11/01/39
11/24 at 100.00 BB 201,888
500 Build NYC Resource Corporation, New York, Revenue Bonds, Albert
Einstein College of Medicine, Inc, Series 2015, 5.500%, 9/01/45, 144A
9/25 at 100.00 N/R 519,310
Dormitory Authority of the State of New York, Revenue
Bonds, New School University, Series 2015A:
2,950 5.000%, 7/01/50 7/25 at 100.00 N/R 3,027,556
220 5.000%, 7/01/50, (Pre-refunded 7/01/25) 7/25 at 100.00 N/R (4) 239,826

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NZF
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 15,270 Dormitory Authority of the State of New York, Revenue Bonds, Vaughn
College of Aeronautics & Technology, Series 2016A, 5.500%, 12/01/46,
144A
12/26 at 100.00 BB- $ 15,479,810
8,265 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2019D, 4.000%, 2/15/47
2/30 at 100.00 Aa2 8,332,442
5,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2021A, 4.000%, 3/15/39
3/31 at 100.00 AA+ 5,111,100
5,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2021E, 4.000%, 3/15/48
3/32 at 100.00 N/R 5,045,100
81,270 Erie County Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2005C, 0.010%, 6/01/50, 144A
8/22 at 17.52 N/R 7,642,631
350 Jefferson County Civic Facility Development Corporation, New York,
Revenue Bonds, Samaritan Medical Center Project, Series 2017A,
4.000%, 11/01/42
11/27 at 100.00 BB 316,711
3,000 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2014A, 5.000%, 9/01/39
9/24 at 100.00 A 3,128,250
Long Island Power Authority, New York, Electric System
Revenue Bonds, Series 2012A:
1,990 5.000%, 9/01/42, (Pre-refunded 9/01/22) 9/22 at 100.00 N/R (4) 1,995,851
3,875 5.000%, 9/01/42, (Pre-refunded 9/01/22) 9/22 at 100.00 N/R (4) 3,886,393
135 5.000%, 9/01/42 9/22 at 100.00 N/R 135,333
6,280 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020C-1, 5.250%, 11/15/55
5/30 at 100.00 BBB+ 6,683,616
4,210 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Green Series 2016B, 5.000%, 11/15/34
11/26 at 100.00 BBB+ 4,451,065
1,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Series 2015F, 5.000%, 11/15/35
11/25 at 100.00 BBB+ 1,046,150
5,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Series 2017D, 5.000%, 11/15/32
5/28 at 100.00 BBB+ 5,395,350
2,500 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2013A, 5.000%, 11/15/38
5/23 at 100.00 BBB+ 2,531,325
6,095 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2013D, 5.000%, 11/15/38
11/23 at 100.00 BBB+ 6,213,365
1,000 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, St. John Fisher College, Series 2011, 6.000%, 6/01/34
8/22 at 100.00 A- 1,002,120
1,000 New York City Housing Development Corp, 3.050%, 5/01/50, (UB) (6) 5/27 at 100.00 Aa2 826,470
2,000 New York City Industrial Development Agency, New York, PILOT Payment
in Lieu of Taxes Revenue Bonds, Queens Baseball Stadium Project,
Refunding Series 2021A, 2.000%, 1/01/38 - AGM Insured
1/31 at 100.00 BBB 1,503,800
1,000 New York City Industrial Development Agency, New York, PILOT Payment
in Lieu of Taxes Revenue Bonds, Queens Baseball Stadium Project,
Refunding Series 2021A, 2.000%, 1/01/38 - AGM Insured, (UB)
1/31 at 100.00 BBB 751,900
6,895 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2019
Series FF-2, 4.000%, 6/15/41
6/29 at 100.00 AA+ 6,959,054
10,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2020
Series AA, 4.000%, 6/15/40
12/29 at 100.00 N/R 10,113,500
3,965 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2020
Series DD-1, 4.000%, 6/15/50
6/30 at 100.00 N/R 3,979,988

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 2,035 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2020
Series EE, 4.000%, 6/15/42
6/30 at 100.00 AA+ $ 2,052,664
8,530 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2021
Series AA-1, 4.000%, 6/15/50
12/30 at 100.00 AA+ 8,564,035
9,750 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2021
Series BB-1, 4.000%, 6/15/50
12/30 at 100.00 AA+ 9,788,902
10,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2022
Series AA-1, 4.000%, 6/15/51
6/31 at 100.00 N/R 10,032,900
5,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2022
Series CC-1, 4.000%, 6/15/52
12/31 at 100.00 N/R 5,012,150
5,000 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal 2019 Subseries S-1, 5.000%, 7/15/45
7/28 at 100.00 Aa3 5,517,850
4,440 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal 2019 Subseries S-3A, 5.000%, 7/15/36
7/28 at 100.00 Aa3 4,990,871
10,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2013 Series I, 5.000%, 5/01/38
5/23 at 100.00 Aa1 10,157,000
10,000 New York City, New York, Educational Construction Fund Revenue Bonds,
Series 2021B, 5.000%, 4/01/46
4/31 at 100.00 N/R 11,127,300
New York City, New York, General Obligation Bonds, Fiscal
2021 Series C:
2,855 4.000%, 8/01/37 8/30 at 100.00 AA- 2,948,787
5,750 5.000%, 8/01/42 8/30 at 100.00 AA- 6,423,382
4,525 New York City, New York, General Obligation Bonds, Fiscal 2022 Series
A-1, 4.000%, 8/01/50
8/31 at 100.00 AA- 4,538,620
45,260 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44, 144A
11/24 at 100.00 N/R 45,571,841
5,700 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 2 Series 2014, 5.150%,
11/15/34, 144A
11/24 at 100.00 N/R 5,812,746
5,000 New York State Thruway Authority, General Revenue Junior Indebtedness
Obligations, Series 2016A, 5.000%, 1/01/51
1/26 at 100.00 A- 5,289,950
15,000 New York State Urban Development Corporation, State Sales Tax Revenue
Bonds, Series 2019A, 3.000%, 3/15/49, (UB) (6)
9/29 at 100.00 Aa2 12,939,000
10,000 New York State Urban Development Corporation, State Sales Tax Revenue
Bonds, Series 2021A, 3.000%, 3/15/50, (UB) (6)
9/31 at 100.00 N/R 8,614,300
New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A:
4,000 4.000%, 7/01/33, (AMT) 7/24 at 100.00 Baa3 4,008,720
1,800 4.000%, 7/01/41, (AMT) 7/24 at 100.00 Baa3 1,754,622
10,680 5.000%, 7/01/41, (AMT) 7/24 at 100.00 Baa3 11,028,916
18,915 5.000%, 7/01/46, (AMT) 7/24 at 100.00 Baa3 19,491,529
29,150 5.250%, 1/01/50, (AMT) 7/24 at 100.00 Baa3 30,127,399

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NZF
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, American Airlines, Inc.
John F Kennedy International Airport Project, Refunding
Series 2016:
$ 2,100 5.000%, 8/01/26, (AMT) 8/22 at 100.00 B- $ 2,115,897
16,200 5.000%, 8/01/31, (AMT) 8/22 at 100.00 B- 16,322,634
4,175 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Series 2020, 5.250%, 8/01/31, (AMT)
8/30 at 100.00 B- 4,479,399
New York Transportation Development Corporation,
Special Facility Revenue Bonds, Delta Air Lines, Inc. -
LaGuardia Airport Terminals C&D Redevelopment Project,
Series 2018:
4,350 5.000%, 1/01/31, (AMT) 1/28 at 100.00 BB+ 4,557,408
1,000 5.000%, 1/01/32, (AMT) 1/28 at 100.00 BB+ 1,045,610
2,100 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2020, 5.000%, 10/01/35, (AMT)
10/30 at 100.00 BB+ 2,214,723
10,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Series 2017, 5.250%, 10/15/57
4/27 at 100.00 A+ 10,934,500
4,115 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Twenty-One Series 2020, 4.000%, 7/15/50, (AMT), (UB)
7/30 at 100.00 A+ 4,060,641
14,500 Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2021B-2, 0.000%, 6/01/66
6/31 at 27.72 N/R 1,868,325
2,500 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, Refunding Series 2015A, 5.000%, 11/15/50
5/25 at 100.00 AA- 2,649,025
2,000 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Series 2021C-3, 4.000%, 5/15/51, (UB)
11/31 at 100.00 N/R 1,998,180
2,150 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%,
6/01/48
6/27 at 100.00 N/R 2,151,677
483,420 Total New York 391,740,904
North Carolina - 0.5% (0.3% of Total Investments)
1,000 Charlotte, North Carolina, Certificates of Participation, Transit Projects,
Refunding Series 2021A, 3.000%, 6/01/48, (UB) (6)
6/31 at 100.00 AA+ 856,420
3,300 North Carolina Medical Care Commission, Health Care Facilities Revenue
Bonds, WakeMed, Refunding Series 2012A, 5.000%, 10/01/31, (Pre-
refunded 10/01/22)
10/22 at 100.00 A2 (4) 3,319,668
North Carolina Turnpike Authority, Triangle Expressway
System Revenue Bonds, Senior Lien Series 2019:
5,000 5.000%, 1/01/44 1/30 at 100.00 N/R 5,272,400
1,000 4.000%, 1/01/55 1/30 at 100.00 BBB 917,010
875 4.000%, 1/01/55 - AGM Insured 1/30 at 100.00 BBB 875,630
11,175 Total North Carolina 11,241,128
North Dakota - 1.9% (1.2% of Total Investments)
Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series 2021:
2,000 3.000%, 12/01/39 - AGM Insured 12/31 at 100.00 N/R 1,781,880
1,075 4.000%, 12/01/46 12/31 at 100.00 BBB- 1,024,873
1,750 3.000%, 12/01/51 - AGM Insured 12/31 at 100.00 BBB- 1,404,025
1,425 4.000%, 12/01/51 12/31 at 100.00 BBB- 1,330,394

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
North Dakota (continued)
Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C:
$ 31,340 5.000%, 6/01/48 6/28 at 100.00 BBB- $ 32,301,825
8,330 5.000%, 6/01/53 6/28 at 100.00 BBB- 8,554,660
45,920 Total North Dakota 46,397,657
Ohio - 3.9% (2.4% of Total Investments)
8,375 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital
Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57
6/30 at 22.36 N/R 1,218,981
Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds,
Refunding Senior Lien Series 2020A-2 Class 1:
5,480 3.000%, 6/01/48 6/30 at 100.00 BBB+ 4,411,948
8,015 4.000%, 6/01/48 6/30 at 100.00 BBB+ 7,738,803
2,755 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 N/R 2,754,972
310 Franklin County Convention Facilities Authority, Ohio, Hotel Project
Revenue Bonds, Greater Columbus Convention Center Hotel Expansion
Project, Series 2019, 5.000%, 12/01/51
12/29 at 100.00 BBB- 317,524
10,000 Franklin County, Ohio, Hospital Facilities Revenue Bonds, OhioHealth
Corporation, Series 2015, 5.000%, 5/15/40, (UB) (6)
5/25 at 100.00 Aa2 10,461,700
2,845 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Corporation Project, Refunding Series
2009D, 3.375%, 8/01/29, (Mandatory Put 9/15/21)
No Opt. Call N/R 2,603,260
6,000 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%,
12/01/23 (5)
No Opt. Call N/R 7,500
1,000 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008C,
3.950%, 11/01/32 (5)
No Opt. Call N/R 1,250
Ohio State, Hospital Revenue Bonds, University Hospitals
Health System, Inc., Series 2021A:
5,000 3.000%, 1/15/46, (UB) (6) 7/31 at 100.00 A 4,020,950
7,045 4.000%, 1/15/46 7/31 at 100.00 N/R 7,001,392
2,000 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructutre
Commission Infrastructure Projects, Junior Lien, Current Interest Series
2013A-1, 5.250%, 2/15/33
2/23 at 100.00 A+ 2,038,600
3,000 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2008C, 3.950%, 11/01/32 (5)
No Opt. Call N/R 3,750
27,880 Ohio Water Development Authority, Pollution Control Revenue Refunding
Bonds, FirstEnergy Nuclear Generating Corporation Project, Series
2009A, 4.750%, 6/01/33, (Mandatory Put 6/01/22)
No Opt. Call N/R 27,995,423
22,820 Ohio Water Development Authority, Pollution Control Revenue Refunding
Bonds, FirstEnergy Nuclear Generating Corporation Project, Series
2010B, 4.750%, 6/01/33, (Mandatory Put 6/01/22)
No Opt. Call N/R 22,914,475
112,525 Total Ohio 93,490,528

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NZF
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oklahoma - 2.3% (1.4% of Total Investments)
Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B:
$ 440 5.000%, 8/15/38 8/28 at 100.00 BB+ $ 430,879
6,720 5.250%, 8/15/43 8/28 at 100.00 BB+ 6,513,427
21,585 5.250%, 8/15/48 8/28 at 100.00 BB+ 20,538,128
6,000 5.500%, 8/15/52 8/28 at 100.00 BB+ 5,880,540
19,385 5.500%, 8/15/57 8/28 at 100.00 BB+ 18,578,196
2,055 Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue
Bonds, Series 2013A, 5.375%, 6/01/33, (Pre-refunded 6/01/23), (AMT)
6/23 at 100.00 Baa1 (4) 2,116,465
1,500 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American
Airlines Inc., Refunding Series 2015, 5.000%, 6/01/35, (AMT),
(Mandatory Put 6/01/25)
6/25 at 100.00 B- 1,559,355
57,685 Total Oklahoma 55,616,990
Oregon - 0.3% (0.2% of Total Investments)
Port of Portland, Oregon, International Airport Revenue
Bonds, Series 2019-25B:
4,830 5.000%, 7/01/44, (AMT) 7/29 at 100.00 A+ 5,201,089
2,500 5.000%, 7/01/49, (AMT) 7/29 at 100.00 N/R 2,674,700
7,330 Total Oregon 7,875,789
Pennsylvania - 5.5% (3.4% of Total Investments)
380 Allegheny Country Industrial Development Authority, Pennsylvania,
Environmental Improvement Revenue Bonds, United States Steel
Corporation Project, Series 2012, 5.750%, 8/01/42, (AMT)
8/22 at 100.00 B- 380,114
1,355 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Refunding Project, Series
2017, 5.000%, 5/01/42, 144A
5/27 at 100.00 Ba3 1,392,886
11,700 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Generation Project, Refunding
Series 2006A, 4.375%, 1/01/35, (Mandatory Put 7/01/22)
No Opt. Call N/R 11,765,052
34,785 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Series
2006B, 3.500%, 12/01/35 (5)
No Opt. Call N/R 43,481
2,030 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Refunding Bonds, FirstEnergy Generation Project,
Series 2008B, 3.750%, 10/01/47
4/31 at 100.00 N/R 1,693,406
Berks County Industrial Development Authority,
Pennsylvania, Health System Revenue Bonds, Tower Health
Project, Series 2017:
16,975 5.000%, 11/01/47 11/27 at 100.00 B+ 13,178,032
6,695 5.000%, 11/01/50 11/27 at 100.00 B+ 5,205,630
Commonwealth Financing Authority, Pennsylvania, State
Appropriation Lease Bonds, Master Settlement, Series
2018:
4,000 5.000%, 6/01/32, (UB) (6) 6/28 at 100.00 A 4,408,960
2,260 5.000%, 6/01/33, (UB) (6) 6/28 at 100.00 A 2,480,666
1,275 5.000%, 6/01/34, (UB) (6) 6/28 at 100.00 A 1,395,322
2,950 5.000%, 6/01/35 6/28 at 100.00 A 3,218,568
Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2015:
1,030 5.000%, 1/01/38 1/25 at 100.00 N/R 1,061,570
205 5.000%, 1/01/38, (Pre-refunded 1/01/25) 1/25 at 100.00 N/R (4) 221,019
845 5.000%, 1/01/38, (Pre-refunded 1/01/25) 1/25 at 100.00 N/R (4) 911,028

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
Geisinger Authority, Montour County, Pennsylvania, Health
System Revenue Bonds, Geisinger Health System, Series
2017A-1:
$ 6,335 5.000%, 2/15/45 2/27 at 100.00 A1 $ 6,667,271
15,000 4.000%, 2/15/47 2/27 at 100.00 N/R 14,851,950
Geisinger Authority, Montour County, Pennsylvania, Health
System Revenue Bonds, Geisinger Health System, Series
2020A:
8,710 4.000%, 4/01/39 4/30 at 100.00 A1 8,809,468
5,085 4.000%, 4/01/50 4/30 at 100.00 A1 5,015,183
3,435 Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Penn
State Health, Series 2021, 5.000%, 11/01/51
11/29 at 100.00 N/R 3,665,729
Montgomery County Industrial Development Authority,
Pennsylvania, Health System Revenue Bonds, Albert
Einstein Healthcare Network Issue, Series 2015A:
6,190 5.250%, 1/15/36, (Pre-refunded 1/15/25) 1/25 at 100.00 Ba1 (4) 6,679,567
3,535 5.250%, 1/15/45, (Pre-refunded 1/15/25) 1/25 at 100.00 Ba1 (4) 3,814,583
2,206 Northampton County Industrial Development Authority, Pennsylvania,
Recovery Revenue Bonds, Northampton Generating Project, Senior Lien
Series 2013A0 & AE2, 0.900%, 12/31/23
8/22 at 100.00 N/R 397,030
893 Northampton County Industrial Development Authority, Pennsylvania,
Recovery Revenue Bonds, Northampton Generating Project, Senior Lien
Taxable Series 2013B, 0.900%, 12/31/23 (cash 5.000%, PIK 5.000%)
No Opt. Call N/R 160,790
4,135 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, National Gypsum Company, Refunding Series
2014, 5.500%, 11/01/44, (AMT)
11/24 at 100.00 N/R 4,182,429
11,750 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project,
Series 2009A, 6.400%, 12/01/38 (5)
9/25 at 100.00 CCC 7,285,000
1,085 Pennsylvania Economic Development Financing Authority, Private Activity
Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series
2015, 5.000%, 12/31/38, (AMT)
6/26 at 100.00 BBB 1,127,391
130 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
University Properties Inc. Student Housing Project at East Stroudsburg
University of Pennsylvania, Series 2016A, 5.000%, 7/01/31
7/26 at 100.00 Baa3 133,429
1,000 Pennsylvania Public School Building Authority, Lease Revenue Bonds,
School District of Philadelphia, Series 2006B, 5.000%, 6/01/27 - AGM
Insured
No Opt. Call A2 1,128,610
Pennsylvania Turnpike Commission, Turnpike Revenue
Bonds, Capital Appreciation Series 2009E:
3,530 6.000%, 12/01/30 12/27 at 100.00 A3 4,157,352
2,000 6.375%, 12/01/38 12/27 at 100.00 A3 2,348,220
5,660 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2015A-1, 5.000%, 12/01/45
6/25 at 100.00 A+ 5,918,945
3,170 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate
Series 2016A-1, 5.000%, 12/01/46
12/25 at 100.00 A3 3,298,765
4,000 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, University of the Sciences in Philadelphia, Series 2017, 5.000%,
11/01/47, (UB)
5/27 at 100.00 BBB 4,186,320
1,255 The Redevelopment Authority of the City of Scranton, Lackawanna county,
Pennsylvania, Guaranteed Lease Revenue Bonds, Series 2016A, 5.000%,
11/15/28
5/24 at 100.00 BB+ 1,250,219
175,589 Total Pennsylvania 132,433,985

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NZF
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Puerto Rico - 8.0% (4.9% of Total Investments)
$ 75,000 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed
Bonds, Series 2008A, 0.010%, 5/15/57
8/22 at 7.45 N/R $ 4,930,500
1,805 Cofina Class 2 Trust Tax-Exempt Class 2054, Puerto Rico. Unit Exchanged
From Cusip 74529JAP0, 0.000%, 8/01/54
No Opt. Call N/R 443,649
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2020A:
1,595 5.000%, 7/01/30, 144A No Opt. Call N/R 1,679,152
16,000 5.000%, 7/01/35, 144A 7/30 at 100.00 N/R 16,580,960
8,000 5.000%, 7/01/47, 144A 7/30 at 100.00 N/R 8,103,920
250 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021A, 5.000%, 7/01/28, 144A
No Opt. Call N/R 262,800
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B:
8,180 5.000%, 7/01/37, 144A 7/31 at 100.00 N/R 8,483,314
5,785 4.000%, 7/01/42, 144A 7/31 at 100.00 N/R 5,209,277
Puerto Rico Highway and Transportation Authority, Highway
Revenue Bonds, Series 2007N:
1,000 9.702%, 7/01/27 - AMBAC Insured (12MTA reference rate + 1.120%
spread) (9)
No Opt. Call N/R 963,660
215 5.500%, 7/01/29 - AMBAC Insured No Opt. Call N/R 221,018
1,000 5.250%, 7/01/36 - AGC Insured No Opt. Call A3 1,021,900
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
46,230 0.000%, 7/01/51 7/28 at 30.01 N/R 10,008,795
103,479 5.000%, 7/01/58 7/28 at 100.00 N/R 104,634,860
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2:
2,000 4.329%, 7/01/40 7/28 at 100.00 N/R 1,985,020
493 4.536%, 7/01/53 7/28 at 100.00 N/R 475,972
Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1:
2,640 4.000%, 7/01/37 7/31 at 103.00 N/R 2,473,020
8,008 4.000%, 7/01/41 7/31 at 103.00 N/R 7,376,361
16,902 4.000%, 7/01/46 7/31 at 103.00 N/R 15,280,422
298,582 Total Puerto Rico 190,134,600
Rhode Island - 0.1% (0.1% of Total Investments)
21,570 Rhode Island Tobacco Settlement Financing Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2007A, 0.000%, 6/01/52
8/22 at 17.18 CCC- 3,697,961
South Carolina - 2.8% (1.7% of Total Investments)
Piedmont Municipal Power Agency, South Carolina, Electric
Revenue Bonds, Series 2004A-2:
1,220 0.000%, 1/01/23 - FGIC Insured No Opt. Call A- 1,210,118
21,570 0.000%, 1/01/30 - AMBAC Insured No Opt. Call A- 17,274,981
5,560 0.000%, 1/01/31 - AGC Insured No Opt. Call A3 4,327,237
7,500 South Carolina Public Service Authority Santee Cooper Revenue
Obligations, Refunding Series 2016B, 5.000%, 12/01/46, (UB)
12/26 at 100.00 A- 7,834,200
10,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding & Improvement Series 2015A, 5.000%, 12/01/50
6/25 at 100.00 N/R 10,255,600
16,265 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2022A, 4.000%, 12/01/43
6/32 at 100.00 N/R 16,061,525

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
South Carolina (continued)
$ 9,155 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Series 2014A, 5.500%, 12/01/54
6/24 at 100.00 N/R $ 9,445,488
71,270 Total South Carolina 66,409,149
South Dakota - 0.2% (0.1% of Total Investments)
4,455 South Dakota Health and Educational Facilities Authority, Revenue Bonds,
Sanford Health, Series 2014B, 5.000%, 11/01/44
11/24 at 100.00 A+ 4,633,334
Tennessee - 0.8% (0.5% of Total Investments)
1,000 Bristol Industrial Development Board, Tennessee, State Sales Tax Revenue
Bonds, Pinnacle Project, Series 2016A, 5.125%, 12/01/42, 144A
12/26 at 100.00 N/R 1,002,420
8,890 Chattanooga Health, Educational and Housing Facility Board, Tennessee,
Revenue Bonds, Catholic Health Initiatives, Series 2013A, 5.250%,
1/01/45, (Pre-refunded 1/01/23)
1/23 at 100.00 BBB+ (4) 9,023,083
4,000 Chattanooga Health, Educational and Housing Facility Board, Tennessee,
Revenue Bonds, CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44
8/29 at 100.00 BBB+ 3,942,360
1,665 Chattanooga Health, Educational and Housing Facility Board, Tennessee,
Revenue Bonds, CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/44
8/29 at 100.00 BBB+ 1,771,111
2,395 Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital
Revenue Bonds, Erlanger Health System, Refunding Series 2014A,
5.000%, 10/01/44
10/24 at 100.00 Baa3 2,510,511
155 The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Series 2006C, 5.000%, 2/01/24
No Opt. Call Baa2 159,879
18,105 Total Tennessee 18,409,364
Texas - 11.5% (7.1% of Total Investments)
Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Uplift Education, Series 2016A:
165 5.000%, 12/01/36 12/26 at 100.00 BBB- 173,217
130 5.000%, 12/01/46 12/26 at 100.00 BBB- 134,430
760 5.000%, 12/01/51 12/26 at 100.00 BBB- 784,860
870 Aubrey, Denton County, Texas, Special Assessment Revenue Bonds,
Jackson Ridge Public Improvement District Phase 1 Project, Series 2015,
7.250%, 9/01/45
9/23 at 103.00 N/R 892,150
750 Aubrey, Denton County, Texas, Special Assessment Revenue Bonds,
Jackson Ridge Public Improvement District Phases 2-3 Major
Improvements Project, Series 2015, 8.250%, 9/01/40
9/23 at 103.00 N/R 769,912
Board of Managers, Joint Guadalupe County-Seguin
City Hospital, Texas, Hospital Mortgage Revenue Bonds,
Refunding & Improvement Series 2015:
3,135 5.250%, 12/01/35 12/25 at 100.00 BB 3,246,167
3,340 5.000%, 12/01/40 12/25 at 100.00 BB 3,389,733
980 Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public
Improvement District Neighborhood Improvement Area 1 Project,
Series 2015, 7.250%, 9/01/45
3/23 at 103.00 N/R 989,398
1,735 Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public
Improvement District Neighborhood Improvement Areas 2-5 Major
Improvement Project, Series 2015, 8.250%, 9/01/40
3/23 at 103.00 N/R 1,755,299
Central Texas Regional Mobility Authority, Revenue Bonds,
Senior Lien, Series 2015A:
2,000 5.000%, 1/01/40, (Pre-refunded 7/01/25) 7/25 at 100.00 Baa1 (4) 2,185,600
3,625 5.000%, 1/01/45, (Pre-refunded 7/01/25) 7/25 at 100.00 Baa1 (4) 3,961,400

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NZF
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Club Municipal Management District 1, Texas, Special
Assessment Revenue Bonds, Improvement Area 1 Project,
Series 2016:
$ 515 6.250%, 9/01/35 9/23 at 103.00 N/R $ 538,541
490 6.500%, 9/01/46 9/23 at 103.00 N/R 512,290
4,000 Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds,
Improvement Series 2013C, 5.000%, 11/01/38, (Pre-refunded 11/01/22),
(AMT)
11/22 at 100.00 A (4) 4,034,200
2,545 Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds,
Refunding Series 2020A, 4.000%, 11/01/35
11/30 at 100.00 A 2,636,213
1,000 Fort Bend County Industrial Development Corporation, Texas, Revenue
Bonds, NRG Energy Inc. Project, Series 2012A. RMKT, 4.750%, 5/01/38
11/22 at 100.00 Baa2 1,002,580
150 Fort Bend County Industrial Development Corporation, Texas, Revenue
Bonds, NRG Energy Inc. Project, Series 2012B, 4.750%, 11/01/42
11/22 at 100.00 Baa2 150,271
2,335 Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, First Tier Series 2013A, 5.125%, 10/01/43
10/23 at 100.00 BBB 2,386,697
Grand Parkway Transportation Corporation, Texas, System
Toll Revenue Bonds, Subordinate Lien Series 2013B:
17,000 5.250%, 10/01/51, (Pre-refunded 10/01/23) 10/23 at 100.00 AA (4) 17,727,430
4,410 Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Subordinate Lien Series 2018A. Tela Supported, 5.000%,
10/01/48
4/28 at 100.00 AA 4,828,509
1,140 Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Tender Option Bond Trust 2015-XF0228, 14.571%, 11/01/44,
(Pre-refunded 10/01/23), 144A, (IF)
10/23 at 100.00 AA (4) 1,322,104
10,000 Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal
Revenue Bonds, Citgo Petroleum Corporation Project, Series 1998,
8.000%, 4/01/28, (AMT)
8/22 at 100.00 B3 9,998,900
1,000 Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Texas Childrens Hospital, Series 2021A,
3.000%, 10/01/51, (UB) (6)
10/31 at 100.00 AA 819,460
3,480 Harris County Cultural Education Facilities Finance Corporation, Texas,
Revenue Bonds, Houston Methodist Hospital System, Series 2015,
5.000%, 12/01/45
6/25 at 100.00 AA 3,635,382
Harris County-Houston Sports Authority, Texas, Revenue
Bonds, Capital Appreciation Refunding Senior Lien Series
2014A:
295 0.000%, 11/15/41 - AGM Insured 11/31 at 62.66 A2 122,000
590 0.000%, 11/15/42 - AGM Insured 11/31 at 59.73 A2 231,422
1,000 0.000%, 11/15/43 - AGM Insured 11/31 at 56.93 A2 372,240
2,000 0.000%, 11/15/44 - AGM Insured 11/31 at 54.25 A2 707,480
2,600 0.000%, 11/15/45 - AGM Insured 11/31 at 51.48 A2 870,818
4,180 0.010%, 11/15/53 - AGM Insured 11/31 at 33.96 A2 914,709
6,170 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior
Lien Series 2001H, 0.010%, 11/15/37 - NPFG Insured
11/31 at 69.08 BB+ 2,812,224
4,565 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien
Series 2004A-3, 0.000%, 11/15/35 - NPFG Insured
11/24 at 52.47 BB 2,165,271
40,500 Harris County-Houston Sports Authority, Texas, Special Revenue Bonds,
Refunding Senior Lien Series 2001A, 0.000%, 11/15/40 - NPFG Insured
11/30 at 54.04 A2 15,208,965
2,000 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines Inc. Terminal Improvement Project, Refunding Series 2015B-1,
5.000%, 7/15/35, (AMT)
7/25 at 100.00 B 2,033,460

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 235 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29,
(AMT)
7/24 at 100.00 B $ 239,639
2,845 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal E Project, Refunding Series 2020A, 5.000%,
7/01/27, (AMT)
No Opt. Call B- 2,959,170
335 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal E Project, Series 2021A, 4.000%, 7/01/41, (AMT)
7/29 at 100.00 B- 305,031
22,130 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal E Project, Series 2021B-1, 4.000%, 7/15/41, (AMT)
7/29 at 100.00 B- 20,148,037
3,750 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal Improvements Project, Refunding Series 2020B-2,
5.000%, 7/15/27, (AMT)
No Opt. Call B- 3,900,937
Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Project, Series
2001B:
28,305 0.000%, 9/01/28 - AMBAC Insured No Opt. Call A 23,675,434
5,000 0.000%, 9/01/30 - AMBAC Insured No Opt. Call A 3,870,200
5,765 0.000%, 9/01/31 - AMBAC Insured No Opt. Call A 4,273,825
6,000 Houston, Texas, Water and Sewerage System Revenue Bonds, Refunding
Junior Lien Series 2001B, 5.500%, 12/01/29 - NPFG Insured, (ETM)
No Opt. Call AA+ (4) 7,031,220
7,500 Houston, Texas, Water and Sewerage System Revenue Bonds, Refunding
Junior Lien Series 2002A, 5.750%, 12/01/32 - AGM Insured, (ETM)
No Opt. Call A2 (4) 9,797,850
720 Kerrville Health Facilities Development Corporation, Texas, Revenue
Bonds, Sid Peterson Memorial Hospital Project, Series 2015, 5.000%,
8/15/35
8/25 at 100.00 A- 748,757
2,750 Lower Colorado River Authority, Texas, Transmission Contract Revenue
Bonds, LCRA Transmission Services Corporation Project, Refunding
Series 2015, 5.000%, 5/15/40
5/25 at 100.00 A 2,889,700
2,505 Matagorda County Navigation District 1, Texas, Collateralized Revenue
Refunding Bonds, Houston Light and Power Company, Series 1997,
5.125%, 11/01/28 - AMBAC Insured, (AMT)
No Opt. Call A 2,834,433
8,630 Mission Economic Development Corporation, Texas, Revenue Bonds,
Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, (AMT),
144A
8/22 at 105.00 BB- 8,861,198
15,329 Mission Economic Development Corporation, Texas, Water Supply
Revenue Bonds, Enviro Water Minerals Project, Green Bonds, Series
2015, 7.750%, 1/01/45, (AMT), 144A (5),(7)
1/26 at 102.00 N/R 393,446
150 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus
Christi II, L.L.C.-Texas A&M University-Corpus Christi Project, Series
2016A, 5.000%, 4/01/48, (Pre-refunded 4/01/26)
4/26 at 100.00 N/R (4) 166,275
565 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation
- San Antonio 1, L.L.C. - Texas A&M University - San Antonio Project,
Series 2016A, 5.000%, 4/01/48, (Pre-refunded 4/01/26)
4/26 at 100.00 N/R (4) 626,302
825 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, NCCD - College Station Properties
LLC - Texas A&M University Project,  Series 2015A, 5.000%, 7/01/47
7/25 at 100.00 CCC 701,250
North Texas Tollway Authority, Special Projects System
Revenue Bonds, Convertible Capital Appreciation Series
2011C:
6,330 0.000%, 9/01/43, (Pre-refunded 9/01/31) (8) 9/31 at 100.00 N/R (4) 8,032,264
9,130 6.750%, 9/01/45, (Pre-refunded 9/01/31) 9/31 at 100.00 N/R (4) 12,165,177

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NZF
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier Capital Appreciation Series 2008I:
$ 2,555 6.200%, 1/01/42, (Pre-refunded 1/01/25) - AGC Insured 1/25 at 100.00 A1 (4) $ 2,824,936
7,000 6.500%, 1/01/43, (Pre-refunded 1/01/25) 1/25 at 100.00 A+ (4) 7,780,220
10,000 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier, Series 2008D, 0.000%, 1/01/28 - AGC Insured
No Opt. Call A1 8,665,900
North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier, Series 2015B:
2,870 5.000%, 1/01/40 1/23 at 100.00 A+ 2,897,696
4,880 5.000%, 1/01/45 1/25 at 100.00 A+ 5,102,967
North Texas Tollway Authority, System Revenue Bonds,
Refunding Second Tier, Series 2015A:
7,855 5.000%, 1/01/33 1/25 at 100.00 A 8,313,575
2,205 5.000%, 1/01/34 1/25 at 100.00 A 2,330,200
1,000 5.000%, 1/01/35 1/25 at 100.00 A 1,054,430
2,345 5.000%, 1/01/38 1/25 at 100.00 A 2,464,993
1,570 Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue
Bonds, Series 2014A, 5.000%, 2/01/34
2/24 at 100.00 Ba1 1,611,856
1,000 Red River Health Facilities Development Corporation, Texas, First
Mortgage Revenue Bonds, Eden Home Inc., Series 2012, 4.087%,
12/15/47 (5)
8/22 at 100.00 N/R 620,000
1,190 Texas Department of Housing and Community Affairs, Single Family
Mortgage Revenue Bonds, Series 2018A, 4.250%, 9/01/48
9/27 at 100.00 AA+ 1,204,078
1,305 Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply
Revenue Bonds, Senior Lien Series 2008D, 6.250%, 12/15/26
No Opt. Call A- 1,410,888
3,600 Texas Private Activity Bond Surface Transporation Corporation, Senior Lien
Revenue Bonds, Blueridge Transportation Group, LLC SH 288 Toll Lanes
Project, Series 2016, 5.000%, 12/31/50, (AMT)
12/25 at 100.00 Baa3 3,644,532
805 Texas Private Activity Bond Surface Transportation Corporation, Senior
Lien Revenue Bonds, Blueridge Transportation Group, LLC SH 288 Toll
Lanes Project, Series 2016, 5.000%, 12/31/55, (AMT)
12/25 at 100.00 Baa3 814,322
2,000 Texas Private Activity Bond Surface Transportation Corporation, Senior
Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Segments
3A & 3B Facility, Series 2013, 7.000%, 12/31/38, (AMT)
9/23 at 100.00 Baa3 2,073,940
Texas Transportation Commission, Central Texas Turnpike
System Revenue Bonds, Refunding Second Tier Series
2015C:
4,000 5.000%, 8/15/32 8/24 at 100.00 Baa1 4,150,040
1,875 5.000%, 8/15/37 8/24 at 100.00 Baa1 1,935,037
3,600 Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds,
First Tier Series 2002A, 0.000%, 8/15/25 - AMBAC Insured
No Opt. Call A3 3,343,536
5,000 Texas Water Development Board, State Water Implementation Revenue
Fund Bonds, Master Trust Series 2017A, 4.000%, 10/15/37
10/27 at 100.00 AAA 5,217,200
1,200 Travis County Health Facilities Development Corporation, Texas, Hospital
Revenue Bonds, Daughters of Charity National Health System, Series
1993B, 6.000%, 11/15/22, (ETM)
8/22 at 100.00 N/R (4) 1,206,804
326,109 Total Texas 275,600,627
Utah - 0.4% (0.2% of Total Investments)
2,005 Box Elder County, Utah, Solid Waste Disposal Revenue Bonds, Promontory
Point Res, LLC, Senior Series 2017A, 8.000%, 12/01/39, (AMT), 144A
12/27 at 100.00 N/R 2,010,272
3,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2018A, 5.000%, 7/01/48, (AMT)
7/28 at 100.00 A 3,219,150

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utah (continued)
$ 3,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2021A, 5.000%, 7/01/51, (AMT)
7/31 at 100.00 N/R $ 3,254,580
8,005 Total Utah 8,484,002
Virginia - 0.6% (0.3% of Total Investments)
540 Embrey Mill Community Development Authority, Virginia, Special
Assessment Revenue Bonds, Series 2015, 5.600%, 3/01/45, (Pre-
refunded 3/01/25), 144A
3/25 at 100.00 N/R (4) 588,713
1,800 Henrico County Economic Development Authority, Virginia, Revenue
Bonds, Bon Secours Health System Obligated Group, Series 2013,
5.000%, 11/01/30, (Pre-refunded 11/01/22)
11/22 at 100.00 N/R (4) 1,815,174
2,000 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47
8/22 at 100.00 B- 2,000,160
2,500 Virginia Housing Development Authority, Rental Housing Bonds, Series
2018E, 4.150%, 12/01/49
12/27 at 100.00 AA+ 2,549,125
5,000 Virginia Public Building Authority, Public Facilities Revenue Bonds, Series
2019A, 4.000%, 8/01/39
8/29 at 100.00 N/R 5,192,950
1,155 Virginia Small Business Financing Authority, Private Activity Revenue
Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%,
12/31/56, (AMT)
6/27 at 100.00 Baa3 1,196,615
12,995 Total Virginia 13,342,737
Washington - 2.2% (1.4% of Total Investments)
1,100 Central Puget Sound Regional Transit Authority, Washington, Sales Tax
and Motor Vehicle Excise Tax Bonds, Series 1999, 4.750%, 2/01/28 -
FGIC Insured
8/22 at 100.00 AAA 1,170,059
6,000 Energy Northwest, Washington, Electric Revenue Bonds, Columbia
Generating Station, Refunding Series 2015A, 5.000%, 7/01/38, (UB) (6)
7/25 at 100.00 AA- 6,408,360
5,000 Port of Seattle, Washington, Revenue Bonds, Refunding First Lien Series
2016B, 5.000%, 10/01/31, (AMT), (UB)
4/26 at 100.00 AA- 5,449,850
3,155 Skagit County Public Hospital District 1, Washington, Revenue Bonds,
Skagit Valley Hospital, Refunding & Improvement Series 2016, 5.000%,
12/01/27
12/26 at 100.00 Baa2 3,434,785
135 Tacoma Consolidated Local Improvement District 65, Washington, Special
Assessment Bonds, Series 2013, 5.750%, 4/01/43
8/22 at 100.00 N/R 134,150
6,065 Washington Health Care Facilities Authority, Revenue Bonds, Central
Washington Health Services Association, Refunding Series 2015,
4.000%, 7/01/36
7/25 at 100.00 Baa1 6,016,055
10,500 Washington Health Care Facilities Authority, Revenue Bonds, MultiCare
Health System, Series 2017B, 4.000%, 8/15/41
2/28 at 100.00 AA- 10,528,665
1,760 Washington Health Care Facilities Authority, Revenue Bonds, Overlake
Hospital Medical Center, Series 2017A, 5.000%, 7/01/42
1/28 at 100.00 N/R 1,860,602
Washington Health Care Facilities Authority, Revenue
Bonds, Seattle Cancer Center Alliance, Series 2020:
2,000 4.000%, 9/01/50 9/30 at 100.00 A2 1,962,500
3,300 5.000%, 9/01/55 9/30 at 100.00 A2 3,481,929
2,185 Washington Health Care Facilities Authority, Revenue Bonds, Seattle
Children's Hospital, Series 2012A, 5.000%, 10/01/42, (Pre-refunded
10/01/22)
10/22 at 100.00 Aa2 (4) 2,197,848
9,435 Washington State Convention Center Public Facilities District, Lodging
Tax Revenue Bonds, Refunding Subordinate Series 2021B.  Exchange
Purchase, 4.000%, 7/01/43
7/31 at 100.00 BB+ 9,049,203

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NZF
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Washington (continued)
$ 1,410 Washington State, Motor Vehicle Fuel Tax General Obligation Bonds,
Series 2003F, 0.000%, 12/01/24 - NPFG Insured
No Opt. Call AA+ $ 1,345,281
52,045 Total Washington 53,039,287
West Virginia - 0.4% (0.3% of Total Investments)
5,160 West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
West Virginia United Health System Obligated Group, Refunding &
Improvement Series 2013A, 5.500%, 6/01/44, (Pre-refunded 6/01/23)
6/23 at 100.00 A (4) 5,332,241
5,000 West Virginia Hospital Finance Authority, Revenue Bonds, West Virginia
University Health System Obligated Group, Improvement Series 2017A,
5.000%, 6/01/47
6/27 at 100.00 A 5,221,000
10,160 Total West Virginia 10,553,241
Wisconsin - 3.8% (2.3% of Total Investments)
25 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Corvian Community School, North Carolina, Series 2017A, 5.000%,
6/15/37, 144A
6/24 at 100.00 N/R 25,034
1,000 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Envision Science Academy Project, Series 2016A, 5.125%, 5/01/36,
144A
5/26 at 100.00 N/R 976,310
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, North Carolina Charter Educational
Foundation Project, Series 2016A:
5,545 5.000%, 6/15/36, 144A 6/26 at 100.00 N/R 4,974,419
4,430 5.000%, 6/15/46, 144A 6/26 at 100.00 N/R 3,685,450
Public Finance Authority of Wisconsin, Conference Center
and Hotel Revenue Bonds, Lombard Public Facilities
Corporation, First Tier Series 2018A-1:
80 0.000%, 1/01/47, 144A (5) No Opt. Call N/R 1,941
70 0.000%, 1/01/48, 144A (5) No Opt. Call N/R 1,636
69 0.000%, 1/01/49, 144A (5) No Opt. Call N/R 1,545
66 0.000%, 1/01/50, 144A (5) No Opt. Call N/R 1,410
65 0.000%, 1/01/51, 144A (5) No Opt. Call N/R 1,336
85 0.000%, 1/01/52, 144A (5) No Opt. Call N/R 1,639
84 0.000%, 1/01/53, 144A (5) No Opt. Call N/R 1,558
81 0.000%, 1/01/54, 144A (5) No Opt. Call N/R 1,439
79 0.000%, 1/01/55, 144A (5) No Opt. Call N/R 1,354
78 0.000%, 1/01/56, 144A (5) No Opt. Call N/R 1,280
4,225 5.500%, 7/01/56, 144A (5) 3/28 at 100.00 N/R 2,623,040
86 0.000%, 1/01/57, 144A (5) No Opt. Call N/R 1,355
84 0.000%, 1/01/58, 144A (5) No Opt. Call N/R 1,268
81 0.000%, 1/01/59, 144A (5) No Opt. Call N/R 1,190
80 0.000%, 1/01/60, 144A (5) No Opt. Call N/R 1,110
79 0.000%, 1/01/61, 144A (5) No Opt. Call N/R 1,047
76 0.000%, 1/01/62, 144A (5) No Opt. Call N/R 976
75 0.000%, 1/01/63, 144A (5) No Opt. Call N/R 918
73 0.000%, 1/01/64, 144A (5) No Opt. Call N/R 868
72 0.000%, 1/01/65, 144A (5) No Opt. Call N/R 813
78 0.000%, 1/01/66, 144A (5) No Opt. Call N/R 821
935 0.000%, 1/01/67, 144A (5) No Opt. Call N/R 9,059

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
Public Finance Authority of Wisconsin, Conference Center
and Hotel Revenue Bonds, Lombard Public Facilities
Corporation, Second Tier Series 2018B:
$ 69 0.000%, 1/01/46, 144A (5) No Opt. Call N/R $ 1,788
68 0.000%, 1/01/47, 144A (5) No Opt. Call N/R 1,662
68 0.000%, 1/01/48, 144A (5) No Opt. Call N/R 1,592
67 0.000%, 1/01/49, 144A (5) No Opt. Call N/R 1,517
67 0.000%, 1/01/50, 144A (5) No Opt. Call N/R 1,410
73 0.000%, 1/01/51, 144A (5) No Opt. Call N/R 1,488
1,874 1.000%, 7/01/51, 144A (5) 3/28 at 100.00 N/R 989,240
72 0.000%, 1/01/52, 144A (5) No Opt. Call N/R 1,396
71 0.000%, 1/01/53, 144A (5) No Opt. Call N/R 1,327
71 0.000%, 1/01/54, 144A (5) No Opt. Call N/R 1,259
70 0.000%, 1/01/55, 144A (5) No Opt. Call N/R 1,193
69 0.000%, 1/01/56, 144A (5) No Opt. Call N/R 1,136
68 0.000%, 1/01/57, 144A (5) No Opt. Call N/R 1,078
67 0.000%, 1/01/58, 144A (5) No Opt. Call N/R 1,021
67 0.000%, 1/01/59, 144A (5) No Opt. Call N/R 977
67 0.000%, 1/01/60, 144A (5) No Opt. Call N/R 924
66 0.000%, 1/01/61, 144A (5) No Opt. Call N/R 870
65 0.000%, 1/01/62, 144A (5) No Opt. Call N/R 829
64 0.000%, 1/01/63, 144A (5) No Opt. Call N/R 785
64 0.000%, 1/01/64, 144A (5) No Opt. Call N/R 753
63 0.000%, 1/01/65, 144A (5) No Opt. Call N/R 711
62 0.000%, 1/01/66, 144A (5) No Opt. Call N/R 657
808 0.000%, 1/01/67, 144A (5) No Opt. Call N/R 7,832
1,200 Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds,
National Gypsum Company Project, Refunding Series 2016, 4.000%,
8/01/35, (AMT)
8/26 at 100.00 N/R 1,085,232
1,690 Public Finance Authority of Wisconsin, Limited Obligation Grant Revenue
Bonds, American Dream @ Meadowlands Project, Series 2017A, 3.125%,
8/01/27, 144A (5)
No Opt. Call N/R 1,558,839
1,350 Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue
Bonds, American Dream @ Meadowlands Project, Series 2017, 7.000%,
12/01/50, 144A
12/27 at 100.00 N/R 1,272,685
160 Public Finance Authority of Wisconsin, Revenue Bonds, Prime Healthcare
Foundation, Inc., Series 2017A, 5.200%, 12/01/37
12/27 at 100.00 BBB- 170,955
2,905 Public Finance Authority of Wisconsin, Student Housing Revenue Bonds,
Collegiate Housing Foundation - Cullowhee LLC - Western California
University Project, Series 2015A, 5.000%, 7/01/35
7/25 at 100.00 BBB- 2,944,130
1,000 Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds,
Celanese Project, Refunding Series 2016C, 4.300%, 11/01/30
5/26 at 100.00 Baa3 1,027,820
1,000 Wisconsin Center District, Dedicated Tax Revenue Bonds, Refunding
Senior Series 2003A, 0.000%, 12/15/31
No Opt. Call A2 739,180
1,290 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Froedtert Community Health, Inc. Obligated Group, Tender Option
Bond Trust 2015-XF0118, 13.461%, 4/01/42, 144A, (IF)
10/22 at 100.00 AA 1,316,768
Wisconsin Health and Educational Facilities Authority,
Revenue Bonds, Mercy Alliance, Inc., Series 2012:
2,105 5.000%, 6/01/32 8/22 at 100.00 A3 2,110,157
2,500 5.000%, 6/01/39 8/22 at 100.00 A3 2,505,675

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NZF
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Ascension Health Alliance
Senior Credit Group, Series 2016A:
$ 10,000 5.000%, 11/15/35, (UB) 5/26 at 100.00 Aa2 $ 10,741,200
5,000 5.000%, 11/15/36, (UB) 5/26 at 100.00 Aa2 5,358,750
3,000 5.000%, 11/15/39, (UB) 5/26 at 100.00 Aa2 3,196,920
13,080 4.000%, 11/15/46 5/26 at 100.00 AA+ 12,996,942
1,120 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Dickson Hollow Project. Series 2014, 5.250%, 10/01/39
10/22 at 102.00 N/R 1,120,818
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Gundersen Health System,
Refunding Series 2021A:
14,950 3.000%, 10/15/38 10/31 at 100.00 AA- 13,042,679
5,535 3.000%, 10/15/39 10/31 at 100.00 AA- 4,778,310
25 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Monroe Clinic Inc., Refunding Series 2016, 5.000%, 2/15/28,
(Pre-refunded 8/15/25)
8/25 at 100.00 N/R (4) 27,294
4,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, ProHealth Care, Inc. Obligated Group, Refunding Series 2015,
5.000%, 8/15/39
8/24 at 100.00 A+ 4,118,760
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Rogers Memorial Hospital, Inc.,
Series 2014A:
1,415 5.000%, 7/01/27 7/24 at 100.00 A 1,480,571
1,310 5.000%, 7/01/29 7/24 at 100.00 A 1,362,217
3,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Rogers Memorial Hospital, Inc., Series 2014B, 5.000%, 7/01/44
7/24 at 100.00 A 3,059,160
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Three Pillars Senior Living
Communities, Refunding Series 2013:
85 5.000%, 8/15/43, (Pre-refunded 8/15/23) 8/23 at 100.00 A (4) 87,999
1,005 5.000%, 8/15/43, (Pre-refunded 8/15/23) 8/23 at 100.00 BBB+ (4) 1,040,456
100,526 Total Wisconsin 90,483,778
$ 4,359,088 Total Municipal Bonds (cost $3,685,422,944) 3,791,143,801
Shares Description (1) Value
X 99,758,243 COMMON STOCKS - 4.2% (2.6% of Total Investments)
X 99,758,243
Independent Power and Renewable Electricity Producers - 4.2% (2.6% of Total Investments)
1,447,870 Energy Harbor Corp (10),(11),(12) $ 99,758,243
Total Common Stocks (cost $41,247,164) 99,758,243
Shares Description (1) Value
1,581,312 INVESTMENT COMPANIES - 0.1% (0.0% of Total Investments)
X 1,581,312
6,266 BlackRock MuniHoldings Fund Inc $ 83,463
26,880 BNY Mellon Strategic Municipals, Inc 187,354
30,000 Invesco Municipal Opportunity Trust 325,800
43,020 Invesco Trust for Investment Grade Municipals 474,510
43,420 PIMCO Municipal Income Fund II 510,185
Total Investment Companies (cost $1,790,280) 1,581,312

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (1)
Coupon
(13)
Reference
Rate (13) Spread (13) Maturity (14) Ratings (3) Value
X 358,950 VARIABLE RATE SENIOR LOAN INTERESTS - 0.0% (0.0% of Total Investments) (13)
X 358,950
Hotels, Restaurants & Leisure - 0.0% (0.0% of Total Investments)
$ 359 Lombard Starwood Westin
Hotel Conference Center and
Hotel Project Revenue Bonds,
Term Loan(cash 7.500%, PIK
7.500%)(15)
7.500% N/A N/A 12/31/23 N/R $ 358,950
$ 359 Total Variable Rate Senior Loan Interests (cost $358,950) 358,950
Total Long-Term Investments (cost $3,728,819,338) 3,892,842,306
Floating Rate Obligations - (7.2)% (173,029,000)
MuniFund Preferred Shares, net of deferred offering costs - (26.8)%(16) (640,074,102)
Variable Rate Demand Preferred Shares, net of deferred offering costs - (30.3)%(17) (722,929,108)
Other Assets Less Liabilities -  1.3% 31,463,496
Net Assets Applicable to Common Shares - 100% $ 2,388,273,592
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 3,790,691,915 $ 451,886 $ 3,791,143,801
Common Stocks – 99,758,243 – 99,758,243
Investment Companies 1,581,312 – – 1,581,312
Variable Rate Senior Loan Interests – 358,950 – 358,950
Total
$ 1,581,312 $ 3,890,809,108 $ 451,886 $ 3,892,842,306
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch,
Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.
Holdings designated N/R are not rated by any of these national rating agencies.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7) Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NZF
(8) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(9) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(10) For fair value measurement disclosure purposes, investment classified as Level 2.
(11) Common Stock received as part of the bankruptcy settlements during February 2020 for Beaver County Industrial Development Authority,
Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35, Ohio
Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series
2008C, 3.950%, 11/01/32, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating
Corporation Project, Series 2008C, 3.950%, 11/01/32.
(12) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(13) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(14) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(15) Senior loan received as part of the bondholder funding agreement during March 2022 for Public Finance Authority of Wisconsin, Conference
Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1, 0.000%, 7/01/56, 144A.
(16) MuniFund Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 16.4%.
(17) Variable Rate Demand Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 18.6%.
12MTA Federal Reserve U.S. 12-Month Cumulative Treasury Average 1-Year CMT.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
LIBOR London Inter-Bank Offered Rate
N/A Not Applicable.
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD Purchased on a when-issued or delayed delivery basis.